                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3946
                 ----------------------------------------------

                           UBS Managed Municipal Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND
CALIFORNIA MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND
SEMIANNUAL REPORT
DECEMBER 31, 2003

NOTICE TO SHAREHOLDERS: UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the sub-advisor and sub-administrator to the funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM. UBS Financial Services Inc. (not the funds) pays UBS Global AM a fee. Prior to March 1, 2004, the contracts provided for a fee to be paid at an annual rate of 20% of the fee paid by the funds to UBS Financial Services Inc. under UBS Financial Services Inc.'s advisory contracts with the funds. Effective March 1, 2004, the fee rate will change. As a result, the older contracts will be replaced by new sub-advisory and sub-administration contracts. Under the new agreements, UBS Financial Services Inc. is to pay UBS Global AM at the annual rate of 0.08% of a fund's average daily net assets. This change does not increase any fees paid by the funds' shareholders but rather represents a reallocation between UBS Financial Services Inc. and its affiliate UBS Global AM. (If you would like more information regarding the pre-March 1, 2004, fee rates, please see the section captioned "Investment Advisor and Administrator" in the Notes to the Financial Statements included in this report.)

UBS RMA


February 13, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2003.

PERFORMANCE

Short-term interest rates remained low throughout the reporting period. As a result, when the holdings in the funds' portfolios matured, they had to be replaced with securities that offered less attractive yields. Thus, as of December 31, 2003, the funds' seven day current yields were: UBS RMA Money Market Portfolio--0.49%; UBS RMA U.S. Government Portfolio--0.49%; UBS RMA Tax-Free Fund Inc.--0.55%; UBS RMA California Municipal Money Fund--0.51%; UBS RMA New York Municipal Money Fund---0.48%; and UBS RMA New Jersey Municipal Money Fund--0.30%. (For more on the funds' performance, refer to "Performance At A Glance" on page 5.)

AN INTERVIEW WITH PORTFOLIO MANAGERS MICHAEL MARKOWITZ AND DEBBIE BAGGETT

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in July 2003, there was an element of uncertainty surrounding the economy. Although the end of major combat in Iraq had stimulated the equity markets, its impact on the economy was, at that point, still uncertain. In addition, heightened

[SIDENOTE]

UBS RMA MONEY MARKET PORTFOLIO, UBS RMA U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL
(BOTH PORTFOLIOS):

Maximum current income consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER
(BOTH PORTFOLIOS):

Michael Markowitz
UBS Global Asset Management (US) Inc.

COMMENCEMENT
(BOTH PORTFOLIOS):

October 4, 1982

UBS RMA TAX-FREE FUND INC., UBS RMA CALIFORNIA MUNICIPAL MONEY FUND, UBS RMA NEW YORK MUNICIPAL MONEY FUND, UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL
(ALL FOUR FUNDS):

Maximum current income exempt from Federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER
(ALL FOUR FUNDS):

Debbie Baggett, UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Tax-Free--October 4, 1982
California Municipal--November 7, 1988
New York Municipal--November 10, 1988
New Jersey Municipal--February 1, 1991

DIVIDEND PAYMENT
(ALL SIX FUNDS):

Monthly
   concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending all had the potential to undermine the economy.

   Against this backdrop, the release of the third-quarter 2003 gross domestic product (GDP) figure of 8.2% came as a surprise. (GDP is a widely followed measure of economic activity.) The number was far higher than anticipated, and the sharpest recorded advance in GDP since 1984. Consumer and business spending provided significant impetus behind this figure, as consumer spending rose 6.4%--its highest rate since 1988--while business spending surged to 14.0%. As of this writing, the preliminary estimate for fourth quarter GDP came in at 4.0%, which represented a solid gain. However, while the consensus was that this figure would be more muted than that of the third quarter, it was, nonetheless, lower than expectations.

Q. WHAT ACTIONS DID THE FEDERAL RESERVE BOARD (THE "FED") TAKE DURING THE
   PERIOD?

A. As the reporting period began, the federal funds rate was 1.00% newly lowered by a quarter of a percentage point during the Fed's June 25, 2003 Federal Open Market Committee meeting. Since that time, the Fed has remained on hold. At its December 9, 2003 meeting the Fed rationalized its position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity." It went on to state that with little inflation, interest rates could remain low for a considerable period.

Q. HOW WERE THE FUNDS MANAGED GIVEN THE LOW INTEREST RATE ENVIRONMENT?

A. Throughout the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Longer-term securities were used to lock in higher yields as interest rates fell, while shorter-term securities provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared to a more "laddered" approach, wherein a fund's portfolio is spread out among all maturity levels.

   In terms of security selection, for all of the funds we continued to emphasize quality and liquidity. Specifically for UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, we continued to focus on US government securities, although we reduced the former's holdings in this sector since we last reported to you. This strategy helped to control the funds' weighted average maturities as we met our liquidity requirements. (Liquidity requirements for both of these funds increased given the rate of share redemptions, as reflected in the decrease in their net assets. From June 30, 2003 through December 31, 2003, UBS RMA Money Market Portfolio's asset decreased from $21.8 billion to $15.4 billion, while UBS RMA U.S. Government Portfolio's assets decreased from $2.5 billion to $1.8 billion.) Within UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund, and UBS RMA New Jersey Municipal Money Fund, this strategy enabled us to avoid the credit problems and downgrades that occurred in certain sectors of the municipal market.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUNDS GOING FORWARD?

A. We are fairly positive regarding the growth prospects for the economy. Consumer spending is solid, the manufacturing sector is gaining momentum, business spending is improving, and the Fed should remain accommodative. One major issue we're following closely is the job market. Even though the economy appears to be on solid footing, it has not yet triggered a steady increase in job growth. With approximately 70% of the economy driven by the consumer, continued high unemployment could hurt consumer confidence and diminish the extent of economic expansion in 2004.

   Given the current environment (and expected continued share redemptions in UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio), we expect to continue to employ a barbell strategy for all the funds in order to try to lock in higher rates. Maintaining high-quality portfolios will also be of great importance, in order to meet each fund's investment goals. Specifically, as this relates to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, we anticipate keeping a large portion of each fund allocated to US government securities.

   We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

   Sincerely,

   /s/ Joseph A. Varnas

   JOSEPH A. VARNAS
   PRESIDENT
   UBS RMA Money Fund Inc. (UBS RMA Money Market Portfolio and UBS RMA
     U.S. Government Portfolio)
   UBS RMA Tax-Free Fund Inc.
   UBS Managed Municipal Trust (UBS RMA California Municipal Money Fund and
     UBS RMA New York Municipal Money Fund)
   UBS Municipal Money Market Series (UBS RMA New Jersey Municipal Money Fund) MANAGING DIRECTOR
   UBS Global Asset Management (US) Inc.


   /s/ Michael Markowitz               /s/ Debbie Baggett

   MICHAEL MARKOWITZ                   DEBBIE BAGGETT
   PORTFOLIO MANAGER                   PORTFOLIO MANAGER
   UBS RMA Money Market Portfolio      UBS RMA Tax-Free Fund Inc.
   UBS RMA U.S. Government Portfolio   UBS RMA California Municipal
   MANAGING DIRECTOR                     Money Fund
   UBS Global Asset                    UBS RMA New York Municipal
     Management (US) Inc.                Money Fund
                                       UBS RMA New Jersey Municipal
                                         Money Fund
                                       DIRECTOR
                                       UBS Global Asset
                                       Management (US) Inc.


This letter is intended to assist shareholders in understanding how the funds performed during the six months ended December 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the funds. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. A prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE (UNAUDITED)

                                                 7-DAY         7-DAY     WEIGHTED
YIELDS AND CHARACTERISTICS                      CURRENT      EFFECTIVE    AVERAGE          NET
AS OF DECEMBER 31, 2003*                         YIELD         YIELD     MATURITY**       ASSETS
----------------------------------------------------------------------------------------------------
UBS RMA Money Market Portfolio                   0.49%         0.49%      52 days    $  15.4 billion
----------------------------------------------------------------------------------------------------
UBS RMA U.S. Government Portfolio                0.49%         0.49%      54 days    $   1.8 billion
----------------------------------------------------------------------------------------------------
UBS RMA Tax-Free Fund Inc.                       0.55%         0.55%      34 days    $   3.1 billion
----------------------------------------------------------------------------------------------------
UBS RMA California Municipal
   Money Fund                                    0.51%         0.51%      38 days    $ 787.2 million
----------------------------------------------------------------------------------------------------
UBS RMA New York Municipal
   Money Fund                                    0.48%         0.48%      34 days    $ 569.0 million
----------------------------------------------------------------------------------------------------
UBS RMA New Jersey Municipal
   Money Fund                                    0.30%         0.31%      31 days    $ 145.1 million
----------------------------------------------------------------------------------------------------

* Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Performance data quoted represents past performance. Past performance does not guarantee future results. The Funds and Portfolios are actively managed and their composition will vary over time.

** The Funds and Portfolios are actively managed and their weighted average maturities will differ over time.

UBS RMA MONEY MARKET PORTFOLIO

Statement of Net Assets -- December 31, 2003 (unaudited)

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--27.44%

$       300,000   U.S. Treasury Bills (1)                              01/02/04 to    0.920 to
                                                                       05/20/04       1.000%@        $    299,606,000
        100,000   U.S. Treasury Notes (1)                              03/31/04       3.625               100,587,269
        419,000   Federal Farm Credit Bank                             01/02/04 to    1.000 to
                                                                       01/20/04       1.050*              419,009,713
      1,081,500   Federal Home Loan Bank                               07/02/04 to    1.070 to
                                                                       12/03/04       2.250             1,081,798,838
        468,900   Federal Home Loan Bank                               01/02/04       1.008 to
                                                                                      1.030*              468,860,024
        200,000   Federal Home Loan Bank                               01/09/04 to    1.040 to
                                                                       01/28/04       1.050@              199,898,139
        499,500   Federal Home Loan Mortgage Corp.                     01/15/04 to    1.375 to
                                                                       09/17/04       3.250               499,548,531
         65,138   Federal Home Loan Mortgage Corp.                     02/19/04       1.050@               65,044,906
        300,000   Federal National                                     08/27/04 to    1.250 to
                    Mortgage Association                               12/30/04       1.650               300,000,000
        100,000   Federal National
                    Mortgage Association                               01/18/04       1.090*              100,006,439
        501,930   Federal National                                     01/05/04 to    1.050 to
                    Mortgage Association (1)                           02/19/04       1.075@              501,547,252
        188,400   Student Loan Marketing Association                   01/02/04       0.944*              188,400,000
Total U.S. Government and Agency Obligations
  (cost--$4,224,307,111)                                                                                4,224,307,111
---------------------------------------------------------------------------------------------------------------------

BANK NOTES--2.81%

   U.S.--2.81%
        432,000   Wells Fargo Bank N.A.                                01/02/04       1.030 to
                    (cost--$432,000,000)                                              1.050*              432,000,000

CERTIFICATES OF DEPOSIT--20.79%

   U.S.--7.05%
        325,000   American Express Centurion Bank                      01/12/04 to    1.070 to
                                                                       01/26/04       1.080               325,000,000
        176,000   Discover Bank                                        01/06/04 to    1.095 to
                                                                       01/20/04       1.100               176,000,000
        125,000   First Tennessee Bank N.A. (Memphis)                  01/14/04 to    1.080 to
                                                                       01/29/04       1.090               124,999,998
        275,000   State Street Bank & Trust Co.                        02/26/04 to    1.060 to
                                                                       07/09/04       1.140               275,000,000

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)

   U.S.--(CONCLUDED)

$       185,000   SunTrust Bank                                        01/02/04       0.990%*        $    184,999,582
                                                                                                        1,085,999,580

   NON-U.S.--13.74%

        208,000   Abbey National                                       01/02/04       1.025 to            207,988,805
                    Treasury Services PLC                                             1.048*

        203,000   ABN-AMRO Bank N.V.                                   01/02/04       0.970*              203,000,000
        192,000   Barclays Bank PLC                                    01/02/04       1.050*              191,986,483
        100,000   Bayerische Landesbank                                08/25/04       1.090               100,008,590
        150,000   Bayerische Landesbank Girozentrale                   08/13/04       1.100*              150,000,000
        200,000   Canadian Imperial Holdings, Inc.                     01/07/04       1.090               200,000,000
        150,000   Credit Suisse First Boston New York                  01/29/04       1.080               150,000,000
        350,000   Rabobank Nederland N.V.                              01/02/04       1.020 to
                                                                                      1.043*              349,973,199
        562,000   Westdeutsche Landesbank AG                           01/02/04       1.050*              561,980,600
                                                                                                        2,114,937,677
Total Certificates of Deposit
  (cost--$3,200,937,257)                                                                                3,200,937,257
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--43.81%

   ASSET BACKED-AUTO & TRUCK--0.32%

         50,000   New Center Asset Trust                               01/22/04       1.090                49,968,208

   ASSET BACKED-FINANCE--0.33%

         50,000   K2 (USA) LLC                                         04/15/04       1.115*               49,992,000

   ASSET BACKED-MISCELLANEOUS--17.54%

        177,000   Amsterdam Funding Corp.                              01/06/04 to    1.070 to
                                                                       01/16/04       1.090               176,964,269
        318,240   Asset Securitization                                 01/14/04 to    1.080 to
                    Cooperative Corp.                                  02/11/04       1.090               317,970,312
        129,514   Barton Capital Corp.                                 01/13/04 to
                                                                       01/20/04       1.080               129,459,077
        360,057   Falcon Asset Securitization Corp.                    01/09/04 to    1.080 to
                                                                       02/04/04       1.090               359,777,696
        118,524   Galaxy Funding, Inc.                                 02/04/04 to    1.100 to
                                                                       04/06/04       1.120               118,247,919
        190,000   Giro Funding U.S. Corp.                              01/05/04 to    1.070 to
                                                                       01/30/04       1.100               189,887,814

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)

$       153,000   Grampian Funding LLC                                 01/14/04 to
                                                                       02/02/04       1.100%         $    152,908,456
        227,995   Old Line Funding Corp.                               01/02/04 to    1.040 to
                                                                       02/17/04       1.100               227,909,756
        246,000   Preferred Receivables Funding Corp.                  01/20/04 to    1.070 to
                                                                       01/30/04       1.080               245,813,891
        334,057   Receivables Capital Corp.                            01/07/04 to    1.080 to
                                                                       01/15/04       1.100               333,935,557
         70,000   Thunderbay Funding                                   01/05/04       1.090                69,991,522
        150,000   Variable Funding Capital Corp.                       01/05/04       1.070 to
                                                                       to 01/16/04    1.090               149,949,361
         50,000   Windmill Funding Corp.                               01/14/04       1.080                49,980,500
        176,454   Yorktown Capital LLC                                 01/08/04 to    1.090 to
                                                                       01/20/04       1.095               176,384,760
                                                                                                        2,699,180,890

   BANKING-NON-U.S.--4.39%

         85,000   Alliance & Leicester PLC                             03/19/04       1.080                84,801,100
        175,000   Bank of Ireland                                      02/18/04       1.070               174,750,333
        106,219   Fortis Funding LLC                                   01/20/04       1.075               106,158,736
         35,000   HBOS Treasury Services PLC                           02/02/04       1.080                34,966,400
        100,000   Nationwide Building Society                          03/31/04       1.090                99,727,500
        175,000   Svenska Handelsbanken, Inc                           02/04/04 to
                                                                       02/05/04       1.080               174,819,250
                                                                                                          675,223,319

   BANKING-U.S.--9.88%

        330,000   CBA (Delaware) Finance, Inc.                         01/09/04 to    1.065 to
                                                                       02/09/04       1.080               329,815,033
         70,000   Danske Corp.                                         02/09/04       1.070                69,918,858
        160,000   Dexia Delaware LLC                                   01/06/04 to    1.080 to
                                                                       01/09/04       1.085               159,966,889
        277,287   Kittyhawk Funding Corp.                              01/23/04 to    1.085 to
                                                                       02/17/04       1.090               276,989,518
        380,000   Nordea North America, Inc.                           01/20/04 to    1.070 to
                                                                       02/19/04       1.090               379,643,172
        130,000   San Paolo IMI U.S. Financial Co.                     01/02/04       0.960               129,996,534
        175,000   Stadshypotek Del, Inc.                               01/15/04 to    1.080 to
                                                                       03/22/04       1.100               174,745,174
                                                                                                        1,521,075,178

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

   BROKERAGE--5.68%

$       250,000   Bear Stearns Cos., Inc.                              01/09/04 to    1.070 to
                                                                       01/16/04       1.080%         $    249,919,416
        450,000   Citigroup Global Markets                             01/06/04 to    1.010 to
                    Holdings, Inc.                                     01/08/04       1.080               449,915,861
        175,000   Credit Suisse First Boston, Inc.                     01/20/04 to    1.070 to
                                                                       01/22/04       1.080               174,896,278
                                                                                                          874,731,555

   ENERGY-INTEGRATED--0.32%

         50,000   Shell Finance (UK) PLC                               02/03/04       1.060                49,951,417

   FINANCE-CAPTIVE AUTOMOTIVE--0.81%

        125,000   Toyota Motor Credit Corp.                            01/23/04 to    1.060 to
                                                                       02/05/04       1.070               124,889,590

   FINANCE-NONCAPTIVE CONSUMER--0.23%

         35,000   Household Finance Corp.                              01/12/04       1.090                34,988,343

   FINANCE-NONCAPTIVE DIVERSIFIED--1.30%

        200,000   GE Capital International Funding, Inc.               01/20/04 to    1.080 to
                                                                       02/26/04       1.090               199,719,236

   FOOD, BEVERAGE & TOBACCO--0.94%

        145,000   Nestle Finance France S.A.                           01/15/04       1.070               144,939,664

   METALS & MINING--0.72%

        111,104   Rio Tinto Ltd.                                       01/13/04 to
                                                                       01/15/04       1.070               111,060,030

   TELECOM-WIRELINES--0.54%

         83,000   SBC International, Inc.                              01/13/04       1.060                82,970,673

   UTILITIES-OTHER--0.81%

        125,000   RWE AG                                               02/13/04 to
                                                                       02/20/04       1.090               124,826,660
Total Commercial Paper
  (cost--$6,743,516,763)                                                                                6,743,516,763
---------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS*--2.87%

   BANKING-U.S--0.94%

$       145,000   Wells Fargo & Co.                                    01/14/04       1.233%         $    145,000,000

   ENERGY-INTEGRATED--0.67%

        103,000   BP Capital Markets PLC                               01/02/04       1.045               103,000,000

   FINANCE-CAPTIVE AUTOMOTIVE--1.00%

        154,500   Toyota Motor Credit Corp.                            03/23/04       1.105*              154,500,000

   FINANCE-NONCAPTIVE DIVERSIFIED--0.26%

         40,000   General Electric Capital Corp.                       01/09/04       1.250                40,000,000
Total Short-Term Corporate Obligations
  (cost--$442,500,000)                                                                                    442,500,000
---------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--0.49%

         75,000   Repurchase Agreement dated 12/31/03 with Deutsche
                  Bank Securities, Inc., collateralized by
                  $39,655,000 Federal Home Loan Bank, 3.000% to
                  3.500% due 11/06/06 to 11/15/07 and $35,882,000
                  Federal Home Loan Mortgage Corp. 4.375% due
                  02/04/10; (value--$76,500,505); proceeds:
                  $75,003,958 (cost--$75,000,000)                      01/02/04       0.950                75,000,000

   NUMBER OF
    SHARES
     (000)
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--1.78%

        236,760   AIM Liquid Assets Portfolio                          01/02/04       0.960               236,759,865
         36,822   BlackRock Provident
                    Institutional TempFund                             01/02/04       0.936                36,821,763
---------------------------------------------------------------------------------------------------------------------
Total Money Market Funds+ (cost--$273,581,628)                                                            273,581,628

   PRINCIPAL
    AMOUNT
    (000)
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--1.63%

COMMERCIAL PAPER@--1.30%

   ASSET BACKED-MISCELLANEOUS--0.33%

$        50,095   Barton Capital Corp.                                 01/02/04       1.080                50,094,906

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--(CONCLUDED)

   BROKERAGE--0.97%

$       149,891   Citigroup Global
                    Markets Holdings, Inc.                             01/02/04       1.060%         $    149,891,055
Total Commercial Paper
   (cost--$199,985,961)                                                                                   199,985,961
---------------------------------------------------------------------------------------------------------------------

   NUMBER OF
    SHARES
    (000)
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--0.33%

          5,074   Scudder Money Market Series                          01/02/04       1.020                 5,073,835
         45,400   UBS Private Money Market Fund LLC                    01/02/04       1.022                45,400,381
Total Money Market Funds (cost--$50,474,216)                                                               50,474,216
---------------------------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral From
   Securities Loaned (cost--$250,460,177)                                                                 250,460,177
Total Investments (cost--$15,642,302,936 which approximates cost
   for federal income tax purposes)--101.62%                                                           15,642,302,936
Liabilities in excess of other assets--(1.62)%                                                           (249,857,554)
Net Assets (applicable to 15,389,954,548 shares of common stock
   outstanding equivalent to $1.00 per share)--100.00%                                               $ 15,392,445,382

(1)  Security, or portion thereof, was on loan at December 31, 2003.
* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 2003 and reset periodically.
@    Interest rates shown are discount rates at date of purchase.
+    Interest rates shown reflect yield at December 31, 2003.

                      Weighted average maturity -- 52 days

                 See accompanying notes to financial statements

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--51.43%

$       350,000   U.S. Treasury Bills                                  01/15/04 to    0.910 to
                                                                       05/27/04       1.030%@        $    348,882,528
        550,000   U.S. Treasury Notes                                  01/31/04 to    2.250 to
                                                                       07/31/04       3.250               552,500,877
Total U.S. Government Obligations
  (cost--$901,383,405)                                                                                    901,383,405
---------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--50.85%

        250,000   Repurchase Agreement dated 12/31/03 with Deutsche
                   Bank Securities, Inc., collateralized by
                   $119,189,000 U.S. Treasury Bonds, 8.750% to
                   10.750% due 08/15/05 to 08/15/20 and $77,454,000
                   U.S. Treasury Note, 7.875% due 11/15/04;
                   (value--$255,001,129); proceeds: $250,011,806       01/02/04       0.850               250,000,000
        491,292   Repurchase Agreement dated 12/31/03 with Goldman
                   Sachs Group, Inc., collateralized by $72,536,000
                   U.S. Treasury Bills, Zero Coupon due 06/10/04 to
                   06/24/04, $155,907,000 U.S. Treasury Bonds, 6.875%
                   to 9.000% due 11/15/18 to 08/15/25 and
                   $209,281,000 U.S. Treasury Notes, 1.500% to 3.000%
                   due 02/26/04 to 02/28/05; (value--$501,119,118);
                   proceeds: $491,315,515                              01/02/04       0.850               491,292,315
        150,000   Repurchase Agreement dated 12/31/03 with Morgan
                   Stanley & Co., collateralized by $112,491,000 U.S.
                   Treasury Bond, 8.000% due 11/15/21;
                   (value--$153,000,122); proceeds: $150,006,833       01/02/04       0.820               150,000,000
Total Repurchase Agreements
  (cost--$891,292,315)                                                                                    891,292,315
---------------------------------------------------------------------------------------------------------------------

   NUMBER OF
    SHARES                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--0.38%

          4,403   AIM Short-Term Investment Trust
                    Treasury Portfolio                                 01/02/04       0.880%         $      4,403,295
          2,238   Federated Treasury Securities Fund                   01/02/04       0.801                 2,237,960
             74   Goldman Treasury Investor Fund                       01/02/04       0.734                    73,949
Total Money Market Funds (cost--$6,715,204)                                                                 6,715,204
---------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$1,799,390,924 which approximates cost
   for federal income tax purposes)--102.66%                                                            1,799,390,924
Liabilities in excess of other assets--(2.66)%                                                            (46,683,646)
Net Assets (applicable to 1,753,097,947 shares of common stock
   outstanding equivalent to $1.00 per share)--100.00%                                               $  1,752,707,278
---------------------------------------------------------------------------------------------------------------------

@    Interest rates shown are discount rates at date of purchase.
+    Interest rates shown reflect yield at December 31, 2003.

                      Weighted average maturity -- 54 days

                 See accompanying notes to financial statements

UBS RMA TAX-FREE FUND INC.

Statement of Net Assets -- December 31, 2003 (unaudited)

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.44%

   ALABAMA--1.60%
$        13,975   Birmingham Alabama Refunding,
                    Series A                                               A          1.150%         $     13,975,000
         11,265   Mobile Alabama Industrial Development Board, Dock
                    and Wharf Revenue Refunding
                    (Holnam, Inc. Project), Series A                       A          1.060                11,265,000
          8,700   Mobile Alabama Industrial Development Board, Dock
                    and Wharf Revenue Refunding
                    (Holnam, Inc. Project), Series B                       A          1.100                 8,700,000
         15,275   University of Alabama Revenue (University
                    Hospital), Series C                                    A          1.070                15,275,000
                                                                                                           49,215,000
---------------------------------------------------------------------------------------------------------------------

   ALASKA--0.16%
    5,000         Valdez Alaska Marine Terminal
                    Revenue Refunding
                    (BP Pipelines Inc. Project), Series C                  A          1.300                 5,000,000
---------------------------------------------------------------------------------------------------------------------

   ARIZONA--2.14%
         35,000   Apache County Industrial Development Authority
                    (Tucson Electric Power Co.)                            A          1.150                35,000,000
         11,200   Apache County Industrial Development Authority
                    (Tucson Electric Power Co.), Series B                  A          1.200                11,200,000
          8,200   Pima County Industrial Development Authority
                    Revenue (Tucson Electric Power Co.
                    Ivington), Series A                                    A          1.150                 8,200,000
          8,000   Apache County Industrial Development Authority
                    (Tucson Electric Power Co. Springerville
                    Project)                                               A          1.150                 8,000,000
          3,500   Pinal County Pollution Control Revenue (Newmont
                    Mining Corp.)                                          A          1.300                 3,500,000
                                                                                                           65,900,000
---------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   CALIFORNIA--0.06%
$         1,700   California State, Series A-3                             A          1.260%         $      1,700,000
---------------------------------------------------------------------------------------------------------------------

   COLORADO--3.82%
          9,550   Colorado Educational and Cultural Facilities
                    Authority Revenue (National Jewish Federation
                    Board Program), Series A-1                             A          1.300                 9,550,000

          9,000   Colorado Housing & Finance Authority, Housing
                    Revenue Multi-Family Class III, Series A-1             A          1.250                 9,000,000
         29,000   Colorado Regional Transportation District
                    Certificates of Participation (Transit Vehicles
                    Project), Series A                                     A          1.220                29,000,000
         20,000   Colorado State Education Loan Program Tax &
                    Revenue Anticipation Notes                          08/09/04      2.000                20,094,244
         25,000   Denver Colorado City & County Certificate of
                    Participation Refunding (Wellington E Web-C1)          A          1.120                25,000,000
         16,695   East 470 Public Highway Authority Co.
                    Revenue, Vehicle Registration Fee                      A          1.120                16,695,000
          8,490   Smith Creek Metropolitan District Revenue                A          1.300                 8,490,000
                                                                                                          117,829,244
---------------------------------------------------------------------------------------------------------------------

   CONNECTICUT--0.35%
         10,800   Connecticut Special Tax Obligation Revenue (Second
                    Lien Transportation)                                   A          1.120                10,800,000
---------------------------------------------------------------------------------------------------------------------

   DISTRICT OF COLUMBIA--4.51%
         26,400   District of Columbia (Multi-Modal)
                    Refunded, Series D                                     A          1.250                26,400,000
         13,115   District of Columbia (Multi-Modal), Series A             A          1.250                13,115,000
         17,000   District of Columbia (Multi-Modal), Series B             A          1.250                17,000,000
          5,675   District of Columbia Refunded, Series D                  A          1.120                 5,675,000
          9,100   District of Columbia, Series D-1                         A          1.060                 9,100,000

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   DISTRICT OF COLUMBIA--(CONCLUDED)
$        11,000   District of Columbia Revenue
                    (Foundation for Jewish Campus Life)                    A          1.150%         $     11,000,000
         25,000   District of Columbia Revenue
                    (George Washington University), Series B               A          1.150                25,000,000
          9,850   District of Columbia Revenue
                    (JFK Center for the Performing Arts)                   A          1.120                 9,850,000
          4,000   District of Columbia Revenue
                    (Multi-Modal Medlantic), Series C                      A          1.300                 4,000,000
         17,855   District of Columbia Revenue Pooled
                    Loan Program, Series A                                 A          1.250                17,855,000
                                                                                                          138,995,000
---------------------------------------------------------------------------------------------------------------------

   FLORIDA--5.42%
          6,450   Collier County Health Facilities Authority,
                    Health Facilities Revenue (The Moorings, Inc.
                    Project)                                               A          1.100                 6,450,000
          5,890   Dade County Industrial Development Authority
                    (Dolphins Stadium Project), Series B                   A          1.120                 5,890,000
          6,300   Florida Housing Finance Agency (Parrots Landing
                    Project), Series A                                     A          1.000                 6,300,000
          6,980   Florida Housing Finance Agency, Multi-Family
                    Housing Revenue (Housing Lakeside), Series B           A          1.270                 6,980,000
         39,000   Jacksonville Electric Authority Revenue
                    (Water & Sewer Systems), Series B                      A          1.100                39,000,000
          8,485   Lee County Housing Finance Authority,
                    Multi-Family Housing Revenue
                    Refunding (Forestwood Apartments
                    Project), Series A                                     A          1.000                 8,485,000
         12,900   Nassau County Pollution Control
                    Revenue (Rayonier Project)                             A          1.120                12,900,000
          5,700   Palm Beach County Housing Finance
                    Authority Revenue Refunding
                   (Cotton Bay Apartments Project), Series D               A          1.100                 5,700,000

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   FLORIDA--(CONCLUDED)
$         6,400   Palm Beach County Housing Finance Authority
                    Revenue Refunding (Mahogony Bay Apartments
                    Project), Series C                                     A          1.100%         $      6,400,000
          8,100   St. John's County Industrial Development
                    Authority (Glenmoor St. John's Project),
                    Series C                                               A          1.100                 8,100,000
         45,965   Sunshine State Governmental                                         1.050 to
                    Financing Commission Revenue                           A          1.250                45,965,000
         14,800   University of South Florida Foundation, Inc.             A          1.100                14,800,000
                                                                                                          166,970,000
---------------------------------------------------------------------------------------------------------------------

   GEORGIA--6.97%
          4,900   Athens-Clarke County Unified Government Development
                    Authority Revenue (UGA Real Estate
                    Funding Project)                                       A          1.200                 4,900,000
          6,000   Atlanta Airport Revenue General
                    Refunding, Series C-3                                  A          1.200                 6,000,000
          4,960   Atlanta Development Authority Revenue (Clark
                    University Project), Series A                          A          1.150                 4,960,000
         42,380   Burke County Development Authority
                    Pollution Control, (Oglethorpe                                    1.120 to
                    Power Corp.), Series A                                 A          1.310                42,380,000
         14,300   De Kalb County Housing Authority, Multi-Family
                    Housing Revenue Refunding (Post Walk Project)          A          1.150                14,300,000
         15,935   De Kalb County Housing Authority, Multi-Family
                    Housing Revenue Refunding (Wood Terrace
                    Apartments Project)                                    A          1.170                15,935,000
          5,030   De Kalb Private Hospital Authority Revenue
                    Anticipation Certificates (ESR Childrens
                    Health), Series B                                      A          1.100                 5,030,000
         27,600   Fulton County Housing Authority, Multi-Family
                    Housing Revenue Refunding (Spring Creek Crossing)      A          1.150                27,600,000

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   GEORGIA--(CONCLUDED)
$        12,655   Georgia Municipal Electric Authority
                    Variable (Project One Subordination)                   A          1.200%         $     12,655,000
         10,000   Georgia Municipal Electric Authority
                    Variable (Project One Subordination),
                    Series D                                               A          1.150                10,000,000
         10,400   Gwinnett County Housing Authority,
                    Multi-Family Housing Revenue
                    (Greens Apartments Project)                            A          1.200                10,400,000
          6,000   Gwinnett County Housing Authority,
                    Multi-Family Housing Revenue
                    (Post Chase Project)                                   A          1.150                 6,000,000
         13,150   Gwinnett County Housing Authority,
                    Multi-Family Housing Revenue
                    (Post Court Project)                                   A          1.150                13,150,000
          6,265   Monroe County Development Authority
                    Pollution Control Revenue
                    (Oglethorpe Power Corp. Project)                       A          1.310                 6,265,000
         19,027   Municipal Electric Authority Georgia
                    (General Resolution Projects), Series B                A          1.080               19,027,000
         16,000   Municipal Electric Authority Georgia
                    (General Resolution Projects), Series C                A          1.150                16,000,000
                                                                                                          214,602,000
---------------------------------------------------------------------------------------------------------------------

   IDAHO--1.04%
         32,000   Idaho State Tax Anticipation Notes                    06/30/04      2.000                32,171,420
---------------------------------------------------------------------------------------------------------------------

   ILLINOIS--9.13%
         20,000   Chicago Illinois Metropolitan Water
                    Reclamation District Capital
                    Improvement, Series E                                  A          1.150                20,000,000
          7,000   Chicago Illinois Metropolitan Water
                    Reclamation District Refunding, Series A               A          1.070                 7,000,000
         26,500   Chicago Illinois Metropolitan Water
                    Reclamation District Refunding, Series B               A          1.070                26,500,000
         53,050   Chicago Illinois O'Hare International
                    Airport Revenue, Series C                              A          1.150                53,050,000

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   ILLINOIS--(CONCLUDED)
$         7,500   Illinois Development Finance Authority
                    Pollution Control Revenue
                    (Commonwealth Edison Co.)                           01/15/04      5.300%         $      7,511,961
         11,400   Illinois Development Finance Authority
                    Revenue (Chicago Symphony Orchestra)                   A          1.140                11,400,000
          7,800   Illinois Development Finance Authority
                    Revenue (Evanston Northwestern), Series A              A          1.300                 7,800,000
         14,100   Illinois Development Finance Authority
                    Revenue (Francis W. Parker
                    School Project)                                        A          1.120                14,100,000
         19,000   Illinois Development Finance Authority
                    Revenue (St. Vincent De Paul Project), Series A        A          1.070                19,000,000
         16,020   Illinois Development Finance Authority,
                    Multi-Family Housing Revenue
                    Refunding (Orleans Illinois Project)                   A          1.250                16,020,000
          4,645   Illinois Educational Facilities Authority
                    Revenue (Northwestern University)                      A          1.150                 4,645,000
          3,700   Illinois Educational Facilities Authority
                    Revenue (University of Chicago), Series B           07/01/04      4.400                 3,761,428
          8,000   Illinois Health Facilities Authority
                    Revenue Pooled Loan, Series C                          A          1.200                 8,000,000
         28,945   Illinois Health Facilities Authority
                    Revenue Refunding (Advocate
                    Health Care), Series B                                 A          1.180                28,945,000
          5,600   Illinois Health Facilities Authority
                    Revenue (Resurrection Health), Series A                A          1.300                 5,600,000
         14,285   Illinois Health Facilities Authority
                    Revenue (University of Chicago
                    Hospital Project), Series C                            A          1.300                14,285,000
         33,600   Illinois Toll & Highway Authority                        A          1.070                33,600,000
                                                                                                          281,218,389
---------------------------------------------------------------------------------------------------------------------

UBS RMA TAX-FREE FUND INC.

Statement of Net Assets -- December 31, 2003 (unaudited)

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   INDIANA--3.02%
$        14,215   Indiana Health Facility Financing
                    Authority Hospital Revenue
                    (Aces Rehabilation Hospital)                           A          1.100%         $     14,215,000
         22,400   Indiana Health Facility Financing
                    Authority Revenue (Ascension
                    Health Credit Group), Series B                         A          1.100                22,400,000
          8,200   Indiana State Educational Facilities
                    Authority Revenue
                    (University of Notre Dame)                             A          1.120                 8,200,000
          9,640   Indianapolis Local Public
                    Improvement Bond Bank Notes,
                    Series F-2                                             A          1.060                 9,640,000
          9,000   Indianapolis Local Public
                    Improvement Bond, Series H                          01/08/04      1.250                 9,000,633
         29,500   St. Joseph County Educational
                    Facilities Revenue
                    (University of Notre Dame)                             A          1.150                29,500,000
                                                                                                           92,955,633
---------------------------------------------------------------------------------------------------------------------

   IOWA--1.05%
          5,100   Iowa Finance Authority Wellness
                    Facility Revenue (Community Y
                    Marshalltown Project)                                  A          1.300                 5,100,000
         18,100   Iowa Higher Education Loan
                    Authority Revenue (Aces Education
                    Loan Private College)                                  A          1.180                18,100,000
          9,000   Iowa State Revenue Primary Road
                    Funding-Revenue Anticipation Notes                  06/30/04      2.000                 9,044,690
                                                                                                           32,244,690
---------------------------------------------------------------------------------------------------------------------

   KANSAS--0.46%
         14,000   Lawrence Kansas (Temporary Notes),
                    Series 2003-II                                      10/02/04      2.000                14,090,981
---------------------------------------------------------------------------------------------------------------------

   KENTUCKY--0.32%
          9,815   Breckinridge County Lease Program
                    Revenue (Kentucky Association
                    Counties Leasing Trust), Series A                      A          1.300                 9,815,000
---------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   LOUISIANA--1.58%
$         7,300   Louisiana Offshore Terminal Authority
                    Deepwater Port Revenue Refunding
                    (Loop LLC Project), Series A                           A          1.310%         $      7,300,000
         15,140   Louisiana Public Facilities Authority
                    Revenue (College and University
                    Equipment and Capital), Series A                       A          1.250                15,140,000
         10,000   Louisiana State Refunding, Series A                   04/15/04      5.000                10,112,399
         16,100   South Louisiana Port Commission
                    Marine Terminal Facilities Revenue
                    (Occidental Petroleum)                                 A          1.150                16,100,000
                                                                                                           48,652,399
---------------------------------------------------------------------------------------------------------------------

   MAINE--0.77%
         23,500   Maine State Tax Anticipation Notes                    06/30/04      1.750                23,594,131
---------------------------------------------------------------------------------------------------------------------

   MARYLAND--4.01%
         12,755   Baltimore County Revenue
                    (Oak Crest Village, Inc. Project),
                    Series A                                               A          1.250                12,755,000
         18,150   Baltimore Maryland Industrial
                    Development Authority
                    (Baltimore Capital Acquistion)                         A          1.120                18,150,000
         28,900   Maryland Health & Higher Educational
                    Facilities Authority (Pooled Loan
                    Program), Series A                                     A          1.090                28,900,000
         43,575   Maryland Health & Higher Educational
                    Facilities Authority (Pooled Loan
                    Program), Series B                                     A          1.100                43,575,000
         20,135   Maryland Health & Higher Educational
                    Facilities Authority (Pooled Loan
                    Program), Series D                                     A          1.250                20,135,000
                                                                                                          123,515,000
---------------------------------------------------------------------------------------------------------------------

   MASSACHUSETTS--7.56%
         14,009   Ashburnham & Westminster ETC
                    Regional School District Bond
                    Anticipation Notes                                  01/29/04      2.250                14,019,377

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   MASSACHUSETTS--(CONTINUED)
$        10,400   Boston Water & Sewer Commission
                    Revenue, Series A                                      A          1.150%         $     10,400,000
         10,000   Massachusetts State Health &
                    Educational Facilities Authority
                    Revenue (Bentley College)                              A          1.200                10,000,000
            180   Massachusetts State Health &
                    Educational Facilities Authority
                    Revenue (Capital Assets Program),
                    Series D                                               A          1.260                   180,000
         17,770   Massachusetts State Health &
                    Educational Facilities Authority
                    Revenue (Harvard University)                           A          1.180                17,770,000
         12,000   Massachusetts State Health &
                    Educational Facilities Authority
                    Revenue (Harvard University),
                    Series BB                                              A          1.180                12,000,000
         14,650   Massachusetts State Health &
                    Educational Facilities Authority
                    Revenue (Partners Healthcare System),
                    Series P-2                                             A          1.120                14,650,000
         10,000   Massachusetts State Health &
                    Educational Facilities Authority Revenue
                    (Massachusetts Institute of Technology),
                    Series J-2                                             A          1.150                10,000,000
         25,050   Massachusetts State Water Resources
                    Authority Refunding (General
                    Multi-Modal), Series B                                 A          1.100                25,050,000
         44,150   Massachusetts State Water Resources
                    Authority Refunding (General
                    Multi-Modal), Series C                                 A          1.100                44,150,000
         18,000   Natick Massachusetts Bond
                    Anticipation Notes                                  04/30/04      2.000                18,052,668
         37,800   Route 3 North Transport Improvement
                    Associates Lease Revenue
                    (Demand Obligation Bond), Series B                     A          1.060                37,800,000

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   MASSACHUSETTS--(CONCLUDED)
$        10,000   Watertown Massachusetts Bond
                    Anticipation Notes                                  11/12/04      2.000%         $     10,071,603
          8,745   Wayland Massachusetts Bond
                    Anticipation Notes                                  11/18/04      2.000                 8,808,067
                                                                                                          232,951,715
---------------------------------------------------------------------------------------------------------------------

   MICHIGAN--2.26%
          9,900   Detroit Sewage Disposal Revenue
                    Refunding, Series B                                    A          1.060                 9,900,000
         18,200   Michigan State Grant Anticipation
                    Notes, Series B                                        A          1.090                18,200,000
         16,800   Michigan State Housing Development
                    Authority, Series 2000-A                               A          1.250                16,800,000
          5,400   Northville Township Economic
                    Development Corp. Ltd., Obligation
                    Revenue (Thrifty Northville, Inc. Project)             A          1.250                 5,400,000
          7,980   University of Michigan Revenue,
                    (University Hospital), Series A                        A          1.300                 7,980,000
         11,300   University of Michigan Revenue
                    (University Medical Service Plan),
                    Series A1                                              A          1.300                11,300,000
                                                                                                           69,580,000
---------------------------------------------------------------------------------------------------------------------

   MINNESOTA--0.59%
         18,000   Minneapolis Special School
                    District No. 001 AID Anticipation
                    Certificates, Series B                              08/06/04      1.750                18,081,530
---------------------------------------------------------------------------------------------------------------------

   MISSISSIPPI--0.45%
         13,900   Harrison County Pollution
                    Control Revenue (DuPont)                               A          1.300                13,900,000
---------------------------------------------------------------------------------------------------------------------

   MISSOURI--2.20%
          4,100   Curators University System
                    Facilities Revenue, Series A                           A          1.300                 4,100,000

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   MISSOURI--(CONCLUDED)
$         5,200   Missouri Development Finance
                    Board Cultural Facilities Revenue
                    (Nelson Gallery Foundation), Series B                  A          1.300%         $      5,200,000
         14,000   Missouri State Health & Educational
                    Facilities Authority Revenue
                    (Assemblies of God College)                            A          1.250                14,000,000
         13,676   Missouri State Health & Educational
                    Facilities Authority Revenue
                    (Barnes Hospital Project)                              A          1.150                13,676,000
         15,600   Missouri State Health & Educational
                    Facilities Authority Revenue
                    (Washington University), Series B                      A          1.300                15,600,000
          5,570   St. Charles County Industrial
                    Development Authority Revenue
                    Refunding (Casalon Apartments Project)                 A          1.140                 5,570,000
          6,000   St. Charles County Industrial
                    Development Authority Revenue
                    Refunding
                    (Remington Apartments Project)                         A          1.140                 6,000,000
          3,500   University of Missouri, University
                    Revenue (System Facilities), Series B                  A          1.300                 3,500,000
                                                                                                           67,646,000
---------------------------------------------------------------------------------------------------------------------

   NEBRASKA--0.64%
          8,735   Lancaster County Hospital Authority
                    Revenue (Immanuel Health Systems),
                    Series A                                               A          1.300                 8,735,000
         11,100   Nebraska Help Increase Revenue
                    (Multi-Modal), Series E                                A          1.200                11,100,000
                                                                                                           19,835,000
---------------------------------------------------------------------------------------------------------------------

   NEVADA--1.12%
         34,605   Clark County Airport Improvement
                    Revenue (Sub Lien), Series A-1                         A          1.060                34,605,000
---------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   NEW HAMPSHIRE--0.64%
$        13,800   New Hampshire Business Finance
                    Authority Resource Recovery
                    Revenue (Wheelabrator), Series A                       A          1.120%         $     13,800,000
          5,855   New Hampshire Higher Educational &
                    Health Facilities Authority Revenue
                    (Mary Hitchcock), Series 85-H                          A          1.120                 5,855,000
                                                                                                           19,655,000
---------------------------------------------------------------------------------------------------------------------

   NEW MEXICO--0.26%
          8,050   University of New Mexico,
                    University Revenue                                     A          1.060                 8,050,000
---------------------------------------------------------------------------------------------------------------------

   NEW YORK--0.68%
         10,000   Freeport New York Bond
                    Anticipation Notes, Series A                        01/22/04      2.250                10,005,677
         11,000   New York State Local Government
                    Assistance Corp., Series G                             A          1.070                11,000,000
                                                                                                           21,005,677
---------------------------------------------------------------------------------------------------------------------

   NORTH CAROLINA--3.27%
          6,800   Charlotte Certificates of Participation
                    (Government Facilities), Series F                   06/01/04      1.030                 6,800,000
         20,700   Concord Utilities Systems Revenue
                    Refunding, Series B                                    A          1.060                20,700,000
         17,840   North Carolina Educational Facility
                    Finance Agency Revenue,
                    (Duke University Project), Series A                    A          1.150                17,840,000
         11,760   North Carolina Educational Facility
                    Finance Agency Revenue (Elon College)                  A          1.100                11,760,000
          6,530   North Carolina Educational Facility
                    Finance Agency Revenue
                    (Providence Day)                                       A          1.250                 6,530,000
         10,000   North Carolina State (Public
                    Improvement Bond), Series F                            A          1.050                10,000,000
         15,000   North Carolina State Refunding,
                    Series B                                               A          1.050                15,000,000

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   NORTH CAROLINA--(CONCLUDED)
$         7,200   North Carolina State University
                    Raleigh Revenue (Centennial
                    Campus), Series A                                      A          1.200%         $      7,200,000
          4,980   Winston Salem Water & Sewer
                    Systems Refunding, Series C                            A          1.150                 4,980,000
                                                                                                          100,810,000
---------------------------------------------------------------------------------------------------------------------

   OHIO--6.55%
         19,000   Cincinnati City School District
                    Bond Anticipation Notes                             01/20/04      1.300                19,004,396
          9,600   Cleveland Airport Systems
                    Revenue, Series C                                      A          1.250                 9,600,000
         18,900   Columbus Sewer Revenue                                   A          1.250                18,900,000
          6,000   Cuyahoga County Hospital
                    Revenue (University Hospital
                    Health Center)                                         A          1.270                 6,000,000
         28,340   Franklin County Hospital
                    Revenue Refunding
                    (U.S. Health Corp.), Series A                          A          1.180                28,340,000
         11,025   Franklin County Hospital
                    Revenue Refunding
                    (U.S. Health Corp.), Series B                          A          1.180                11,025,000
         10,600   Franklin County Hospital
                    Revenue Subordinated
                    (Doctors Ohio Health), Series B                        A          1.200                10,600,000
          7,250   Mahoning County Housing
                    Revenue (Youngstown State
                    University Project)                                    A          1.250                 7,250,000
         10,000   Middletown Ohio City School
                    District Bond Aniticpation Notes                    06/10/04      1.750                10,026,220
         14,200   Ohio State Air Quality
                    Development Authority Revenue
                    Refunding (Ohio Edison Project), Series A              A          1.120                14,200,000
          3,400   Ohio State Air Quality Development
                    Authority Revenue Refunding (Ohio
                    Edison Project), Series C                              A          1.300                 3,400,000

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   OHIO--(CONCLUDED)
$         7,000   Ohio State Higher Educational
                    Facilities Revenue (Case Western
                    Reserve), Series A                                     A          1.300%         $      7,000,000
         29,900   Ohio State Water Development
                    Authority Revenue Refunding Water
                    Development Project                                    A          1.100                29,900,000
         24,000   Princeton City School District Bond
                    Anticipation Notes                                  01/15/04      1.350                24,004,090
          2,660   University of Toledo General Receipt                     A          1.320                 2,660,000
                                                                                                          201,909,706
---------------------------------------------------------------------------------------------------------------------

   OREGON--1.46%
         38,000   Multnomah County Tax & Revenue
                    Anticipation Notes                                  06/30/04      1.750                38,158,288
          6,700   Portland Multi-Family Revenue
                    (South Park Block Project), Series A                   A          1.120                 6,700,000
                                                                                                           44,858,288
---------------------------------------------------------------------------------------------------------------------

   PENNSYLVANIA--4.51%
         14,585   Delaware County Authority Hospital
                   Revenue (Crozer-Chester Medical Center)                 A          1.250                14,585,000
         45,450   Delaware Valley Regional Finance
                   Authority (Local Government Revenue)                    A          1.100                45,450,000
         15,200   Pennsylvania Higher Educational
                   Facilities Authority Revenue (University
                   of Pittsburgh Health Services), Series B                A          1.250                15,200,000
         10,000   Pennsylvania Higher Educational Facilities
                   Authority Revenue (University of
                   Pittsburgh Health Services), Series C                   A          1.250                10,000,000
         10,000   Philadelphia Authority for Industrial
                   Development Revenue (Regional
                   Performing Arts Center Project)                         A          1.120                10,000,000
         10,000   Philadelphia Hospital & Higher
                   Education Health Systems (Jefferson
                   Health Project), Series B                            03/26/04      1.200                10,000,000

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   PENNSYLVANIA--(CONCLUDED)
$        19,200   University of Pittsburgh of the
                    Commonwealth Systems of Higher
                    Education (University Capital
                    Project), Series A                                     A          1.250%         $     19,200,000
         14,510   York General Authority Revenue
                    (Pooled Financing Subordinated),
                    Series B                                               A          1.250                14,510,000
                                                                                                          138,945,000
---------------------------------------------------------------------------------------------------------------------

   RHODE ISLAND--0.45%
         14,000   Warwick Rhode Island Bond
                    Anticipation Notes                                  01/21/04      1.500                14,004,780
---------------------------------------------------------------------------------------------------------------------

   SOUTH CAROLINA--3.62%
         28,000   Chesterfield County School
                    District Bond Anticipation Notes                    09/24/04      2.000                28,181,794
         10,000   Piedmont Municipal Power
                    Agency, South Carolina Electric
                    Revenue Refunding, Series A                            A          1.200                10,000,000
         10,000   Piedmont Municipal Power
                    Agency, South Carolina Electric
                    Revenue Refunding, Series B                            A          1.200                10,000,000
         11,600   Piedmont Municipal Power Agency,
                    South Carolina Electric Revenue
                    Refunding, Series D                                    A          1.080                11,600,000
         10,000   Rock Hill Utility Systems
                    Revenue, Series B                                      A          1.050                10,000,000
         19,380   South Carolina Jobs Economic
                    Development Authority (Coastal
                    Carolina University Project), Series A                 A          1.250                19,380,000
         13,415   South Carolina Jobs Economic
                    Development Authority, Hospital
                    Facilities Revenue (Orangeburg
                    Medical Center)                                        A          1.060                13,415,000

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   SOUTH CAROLINA--(CONCLUDED)

$         9,000   Spartanburg County School
                    District No. 001 Bond Anticipation
                    Notes, Series B                                     05/13/04      2.000%         $      9,028,780
                                                                                                          111,605,574
---------------------------------------------------------------------------------------------------------------------

   TENNESSEE--2.09%
         14,775   Metropolitan Government Nashville &
                    Davidson County,
                    Industrial Development Refunding
                    (David Lipscomb University Project)                    A          1.150                14,775,000
          5,000   Metropolitan Government Nashville &
                    Davidson County, Health & Educational
                    Facilities Board Revenue (Ascension
                    Health Credit), Series B-1                          08/03/04      1.000                 5,000,000
          9,635   Metropolitan Government Nashville &
                    Davidson County, Health & Educational
                    Facilities Board Revenue
                    (Vanderbilt University)                                A          1.220                 9,635,000
          6,615   Montgomery County Public Building
                    Authority Revenue, Financing
                    Government Obligation (Pooled Loan)                    A          1.250                 6,615,000
          5,500   Montgomery County Public Building
                    Authority Revenue, Financing
                    Revenue (Pooled Loan)                                  A          1.300                 5,500,000
          8,220   Shelby County, Series A                                  A          1.150                 8,220,000
          5,500   Signal Mountain Health Educational &
                    Housing Facilities Board Revenue
                    Refunding (Alexian Village)                            A          1.200                 5,500,000
          9,150   Tusculum Health Educational &
                    Housing Board, Educational Facilities
                    Revenue (Tusculum College Project)                     A          1.150                 9,150,000
                                                                                                           64,395,000
---------------------------------------------------------------------------------------------------------------------

   TEXAS--7.95%
          4,000   Bell County Health Facilities
                    Development Corp. Solid Waste
                    Revenue, (Scott and White Memorial
                    Hospital), Series B-2 (MBIA Insured)                   A          1.300                 4,000,000

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   TEXAS--(CONCLUDED)
$        12,800   Georgetown Higher Education
                    Finance Corp. (Southwestern University)                A          1.100%         $     12,800,000
         31,700   Harris County Health Facilities
                    Development Corp. Revenue
                    (Methodist Hospital)                                   A          1.300                31,700,000
          3,450   Harris County Health Facilities
                    Development Corp. Revenue
                    (St. Luke's Episcopal Hospital), Series B              A          1.390                 3,450,000
          4,700   Harris County Health Facilities
                    Development Corp. Special Facilities
                    Revenue (Texas Children's Hospital),
                    Series B-1                                             A          1.300                 4,700,000
            900   Harris County Industrial
                    Development Corp. Revenue
                    (Pollution Control Revenue)                            A          1.140                   900,000
         10,000   Harris County Industrial
                    Development Corp. Revenue Refunding
                    (Baytank Houston, Inc. Project)                        A          1.150                10,000,000
         24,000   Houston Texas Tax & Revenue
                    Anticipation Notes                                  06/30/04      1.750                24,082,136
          7,050   Tarrant County Texas Housing Finance
                    Corp. Revenue Refunding (Multi-Family
                    Housing Apartments Project)                            A          1.330                 7,050,000
          6,180   Texas State (Veterans Housing
                    Assistance), Fund I                                    A          1.060                 6,180,000
        117,000   Texas State Tax & Revenue
                    Anticipation Notes                                  08/31/04      2.000               117,668,438
         13,500   Texas State Turnpike Authority
                    Central Texas Turnpike System
                    Revenue, First Tier, Series B                          A          1.060                13,500,000
          8,900   West Side Calhoun County Development
                    (Sohio Chemical Co. Project)                           A          1.300                 8,900,000
                                                                                                          244,930,574
---------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   UTAH--0.95%
$        14,000   Davis County School District Tax
                    Anticipation Notes                                  06/30/04      1.500%         $     14,038,328
         15,300   Utah State Building Ownership
                    Authority Lease Revenue
                    (State Facilities Master Lease
                    Program), Series C                                     A          1.250                15,300,000
                                                                                                           29,338,328
---------------------------------------------------------------------------------------------------------------------

   VERMONT--0.88%
         19,600   Vermont Educational & Health
                    Buildings Financing Agency Revenue
                    (Fletcher Allen Hospital), Series B                    A          1.150                19,600,000
          7,500   Vermont Educational & Health
                    Buildings Financing Agency Revenue
                    (Middlebury College Project)                        05/03/04      1.150                 7,500,000
                                                                                                           27,100,000
---------------------------------------------------------------------------------------------------------------------

   VIRGINIA--1.92%
         11,545   Fairfax County Economic Development
                    Authority Revenue (Smithsonian
                    Institution), Series A                                 A          1.180                11,545,000
         37,040   Loudoun County Industrial
                    Development Authority Revenue
                    (Falcons Landing Project)                              A          1.100                37,040,000
          7,000   Norfolk Industrial Development
                    Authority Revenue (Hospital Facilities
                    Childrens Project)                                     A          1.250                 7,000,000
          3,700   Roanoke Industrial Development
                    Authority Hospital Revenue
                    (Carilion Health Services Systems),
                    Series D                                               A          1.300                 3,700,000
                                                                                                           59,285,000
---------------------------------------------------------------------------------------------------------------------

   WASHINGTON--4.23%
         13,000   Energy Northwest Washington
                    Electric Revenue Refunding
                    (Project No. 3), Series D-3-2                          A          1.070                13,000,000

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   WASHINGTON--(CONTINUED)
$        22,200   King County Washington
                    Sewer Revenue (Junior Lien), Series B                  A          1.250%         $     22,200,000
          9,190   Pierce County Washington Economic
                    Development Corp. Special Revenue
                    (Weyerhaeuser Real Estate)                             A          1.200                 9,190,000
          5,100   Port of Vancouver Washington                             A          1.150                 5,100,000
          9,400   Seattle Municipal Light & Power Revenue                  A          1.040                 9,400,000
         35,370   Snohomish County Public Utility
                    District No. 001 Electric Revenue
                    Refunding (Generation Systems),
                    Series A                                               A          1.090                35,370,000
         10,000   Tulalip Tribes of The Tulalip Reservation
                    Special Revenue Refunding                              A          1.300                10,000,000
         13,970   Washington State Public Power Supply
                    Systems Nuclear Project No. 3
                    Electric Revenue Refunding, Series 3A                  A          1.100                13,970,000
         12,055   Washington State, Series VR-96B                          A          1.000                12,055,000
                                                                                                          130,285,000
---------------------------------------------------------------------------------------------------------------------

   WEST VIRGINIA--0.03%
          1,000   Marshall County Pollution Control
                    Revenue (Mountaineer Carbon Co.)                       A          1.300                 1,000,000
---------------------------------------------------------------------------------------------------------------------

   WISCONSIN--0.65%
         10,000   Wisconsin Center District Wisconsin
                    Tax Revenue, Series A                                  A          1.120                10,000,000
         10,000   Wisconsin State Health & Education
                    Facilities Authority Revenue
                    (Wheaton Franciscian Services)                         A          1.200                10,000,000
                                                                                                           20,000,000
---------------------------------------------------------------------------------------------------------------------

   WYOMING--0.07%
          2,000   Sweetwater County Pollution Control
                    Revenue Refunding (Pacificorp Project B)               A          1.350                 2,000,000
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes
  (cost--$3,125,046,059)                                                                                3,125,046,059

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERICAL PAPER--4.98%

   ALABAMA--0.33%
$        10,300   Montgomery Alabama Pollution
                    Control Revenue, Series 1990
                    (General Electric)                                 01/14/04       1.050%         $     10,300,000
---------------------------------------------------------------------------------------------------------------------

   ARIZONA--0.62%
         19,000   City of Phoenix, Civic Improvement                   01/12/04 to    1.050 to
                    Corp. Water System Revenue                         03/15/04       1.060                19,000,000
---------------------------------------------------------------------------------------------------------------------
   DISTRICT OF COLUMBIA--0.32%
         10,000   District of Columbia Revenue Bonds
                    (American National Red Cross)                      02/06/04       1.030                10,000,000
---------------------------------------------------------------------------------------------------------------------

   ILLINOIS--0.29%
          9,000   Illinois Educational Facilities
                    Authority Revenue (Field Museum)                   02/24/04       1.050                 9,000,000
---------------------------------------------------------------------------------------------------------------------

   MASSACHUSETTS--0.32%
         10,000   Massachusetts State Health &
                    Educational Facilities Authority
                    Revenue (Harvard University)                       01/26/04       1.030                10,000,000
---------------------------------------------------------------------------------------------------------------------

   MICHIGAN--0.20%
          6,000   University of Michigan Revenue                       01/20/04       1.080                 6,000,000
---------------------------------------------------------------------------------------------------------------------

   MINNESOTA--0.49%
         15,000   City of Rochester (Mayo Foundation)                  01/13/04       1.000                15,000,000
---------------------------------------------------------------------------------------------------------------------

   NEW YORK--0.61%
          5,300   New York City Municipal Water
                    Finance Authority                                  01/28/04       1.030                 5,300,000
         13,400   Power Authority New York State                       01/16/04       1.080                13,400,000
                                                                                                           18,700,000
---------------------------------------------------------------------------------------------------------------------

   PUERTO RICO--0.52%
         16,060   Government Development
                    Bank of Puerto Rico                                03/11/04       1.080                16,060,000
---------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                              MATURITY        INTEREST
    (000)                                                                DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERICAL PAPER--(CONCLUDED)

   TENNESSEE--0.47%
$         3,400   Memphis, Tennessee General
                    Obligation Bond                                    02/12/04       1.030%         $      3,400,000
         11,000   Shelby County Health Educational &
                    Housing Facilities Board Revenue
                    (Baptist Hospital)                                 01/23/04       1.150                11,000,000
                                                                                                           14,400,000
---------------------------------------------------------------------------------------------------------------------

   TEXAS--0.81%
         10,000   Houston Water & Sewer Authority                      02/12/04       1.050                10,000,000
         15,000   University of Texas Board of Regents                 02/11/04       1.050                15,000,000
                                                                                                           25,000,000
---------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$153,460,000)                                                    153,460,000
Total Investments (cost--$3,278,506,059 which
   approximates cost for federal income tax purposes)--106.42%                                          3,278,506,059
Liabilities in excess of other assets--(6.42)%                                                           (197,818,694)
Net Assets (applicable to 3,081,425,551 shares
   of beneficial interest equivalent to
   $1.00 per share)--100.00%                                                                         $  3,080,687,365
---------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2003 and reset periodically.
MBIA - Municipal Bond Investors Assurance


                       Weighted average maturity -- 34 days

                 See accompanying notes to financial statements

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

Statement of Net Assets -- December 31, 2003 (unaudited)

   PRINCIPAL
    AMOUNT                                                               MATURITY       INTEREST
    (000)                                                                 DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BONDS AND NOTES--95.93%

$        20,000   California Community College
                    Financing Tax and Revenue
                    Anticipation Notes, Series A                         06/30/04     2.000%         $     20,100,728
          8,393   California Educational Facilities
                    Authority (Stanford University),
                    Series L                                                A         1.050                 8,393,000
         15,725   California Educational Facilities
                    Authority (Stanford University),
                    Series L-8                                              A         1.050                15,725,000
         10,704   California Health Facilities
                    Financing Authority (Floating
                    Pooled Loan Program), Series B                          A         1.250                10,704,000
          2,470   California Health Facilities
                    Financing Authority (Hospital
                    Adventist Health Systems), Series A                     A         1.270                 2,470,000
          1,300   California Health Facilities
                    Financing Authority (Hospital
                    Adventist Health Systems), Series B                     A         1.270                 1,300,000
          1,000   California Health Facilities
                    Financing Authority (Hospital
                    Adventist Health Systems), Series C                     A         1.270                 1,000,000
         10,600   California Housing Finance Agency
                    Revenue Pooled Loan Program                             A         1.090                10,600,000
         15,500   California Infrastructure &
                    Economic Development Revenue
                    (Buck Institute Age Research)                           A         1.100                15,500,000
         15,600   California Infrastructure &
                    Economic Development Revenue
                    (Independent Systems Operation
                    Corp. Project), Series B                                A         1.250                15,600,000
          1,000   California Infrastructure &
                    Economic Development Revenue
                    (Rand Corp.), Series B                                  A         1.270                 1,000,000
         25,000   California School Cash Reserve
                    Program Authority Pool, Series A                     07/06/04     2.000                25,139,490
          4,600   California State, Series A-2                              A         1.270                 4,600,000
          7,300   California State, Series A-3                              A         1.260                 7,300,000
          5,000   California State, Series C-1                              A         1.250                 5,000,000

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         8,000   California State Department of
                    Veteran Affairs Home Purchase,
                    Subseries A-2                                           A         1.280%         $      8,000,000
         10,000   California State Department
                    Water Resources Power Supply
                    Revenue (Putters), Series 344                           A         1.260                10,000,000
          1,300   California State Department
                    Water Resources Power Supply
                    Revenue, Series B-1                                     A         1.270                 1,300,000
         11,500   California State Department
                    Water Resources Power Supply
                    Revenue, Series B-2                                     A         1.330                11,500,000
          5,000   California State Department
                    Water Resources Power Supply
                    Revenue, Series B-5                                     A         1.250                 5,000,000
         20,000   California State, Revenue
                    Anticipation Notes, Subseries A-6                    06/23/04     2.000                20,088,092
          1,735   California Statewide Communities
                    Development Authority Revenue
                    Certificates of Participation
                    (Continuing Care University Project)                    A         1.270                 1,735,000
         27,015   California Transit Financing Authority                    A         1.250                27,015,000
          5,980   ABAG Finance Authority for
                    Nonprofit Corp. Certificates
                    of Participation (Lucile Salter
                    Packard Project)                                        A         1.150                 5,980,000
         10,595   Alameda Contra Costa Schools
                    Financing Authority Certificates
                    of Participation (Capital Improvement
                    Financing Projects), Series A                           A         1.280                10,595,000
          8,000   Bay Area Toll Authority Toll Board
                    (San Francisco Bay Area), Series C                      A         1.230                 8,000,000
          9,500   Daly City Housing Finance Agency
                    Multi-Family Revenue Refunding
                    (Serramonte Del Ray), Series A                          A         1.200                 9,500,000
          8,875   East Bay Municipal Utility District
                    Water Systems Revenue, Subseries A                      A         1.050                 8,875,000

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         8,000   Fremont Union High School
                    District Santa Clara County
                    Tax and Revenue Anticipation Notes                   06/30/04     1.500%         $      8,022,732
         11,000   Fresno Multi-family Housing
                    Revenue Refunding (Heron Pointe
                    Apartments), Series A                                   A         1.200                11,000,000
          4,700   Golden Empire Schools Financing
                    Authority (Kern High School
                    District Project)                                       A         1.050                 4,700,000
         14,545   Golden Empire Schools Financing
                    Authority (Kern High School                                       1.050 to
                    District Project), Series A                             A         1.120                14,545,000
          4,200   Golden Empire Schools Financing
                    Authority (Kern High School
                    District Project), Series B                             A         1.050                 4,200,000
         10,431   Irvine Improvement Bond Act 1915
                    Limited Obligation
                    (Assessment District 85-7-1)                            A         1.120                10,431,000
            300   Irvine Ranch Water District
                    Refunding, Series A                                     A         1.140                   300,000
            100   Irvine Ranch Water District
                    Refunding, Series B                                     A         1.330                   100,000
          6,735   Livermore California Certificates
                    of Participation (Capital Projects)                     A         1.250                 6,735,000
          8,100   Los Angeles Community
                    Redevelopment Agency Multi-family
                    Housing Revenue (Skyline at
                    Southpark Phase II)                                     A         1.280                 8,100,000
          6,035   Los Angeles County Pension
                    Obligation Refunding, Series A                          A         1.030                 6,035,000
          5,000   Los Angeles County Schools
                    Tax and Revenue Anticipation
                    Notes, Series A                                      06/30/04     1.750                 5,020,332
         12,600   Los Angeles County Transport
                    Commission Sales Tax and
                    Revenue, Series A                                       A         1.030                12,600,000

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$        12,800   Los Angeles Multi-Family Housing
                    Revenue (Museum Terrace
                    Apartments), Series H                                   A         1.200%         $     12,800,000
         10,000   Los Angeles Tax and Revenue
                    Anticipation Notes                                   06/30/04     2.000                10,047,030
         14,000   Los Angeles Unified School
                    District Certificates of Participation
                    (Land Acquisition Program), Series D                    A         1.250                14,000,000
         10,000   Los Angeles Water and Power
                    Revenue, Subseries A-1                                  A         1.200                10,000,000
          9,900   Los Angeles Water and Power
                    Revenue, Subseries A-5                                  A         1.100                 9,900,000
          8,000   Los Angeles Water and Power
                    Revenue, Subseries B-1                                  A         1.200                 8,000,000
         11,900   Los Angeles Water and Power
                    Revenue, Subseries B-3                                  A         1.280                11,900,000
          4,000   Metropolitan Water District
                    Southern California Waterworks
                    Revenue, Series B                                       A         1.200                 4,000,000
         10,000   Metropolitan Water District
                    Southern California Waterworks
                    Revenue, Series B-2                                     A         1.180                10,000,000
         10,750   Metropolitan Water District
                    Southern California Waterworks
                    Revenue, Series B-3                                     A         1.260                10,750,000
          9,700   Metropolitan Water District
                    Southern California Waterworks
                    Revenue, Series B-4                                     A         1.030                 9,700,000
          1,000   Metropolitan Water District
                    Southern California Waterworks
                    Revenue, Series C-1                                     A         1.250                 1,000,000
            860   Metropolitan Water District
                    Southern California Waterworks
                    Revenue, Series C-2                                     A         1.200                   860,000
          3,850   Mill Valley School District                            06/30/04     2.000                 3,870,371
          3,500   Milpitas Union School District
                    Tax and Revenue Anticipation Notes                   06/30/04     1.500                 3,509,598

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         6,795   Moorpark Industrial Development
                    Authority (Fred Kavli and Kavlico Corp.)                A         1.200%         $      6,795,000
          5,000   Mountain View Los Altos Union
                    High School District Tax and Revenue
                    Anticipation Notes                                   06/30/04     1.500                 5,013,711
          7,355   M-S-R Public Power Agency
                    Revenue (San Juan Project), Series E                    A         1.200                 7,355,000
          5,300   Newport Beach Revenue
                    (Hoag Memorial Hospital), Series A                      A         1.300                 5,300,000
          1,600   Newport Beach Revenue
                    (Hoag Memorial Hospital), Series C                      A         1.300                 1,600,000
         15,000   Northern California Power
                    Agency Revenue Refunding
                    (Hydroelectric No 1-A)                                  A         1.030                15,000,000
         20,100   Oakland Alameda County
                    Coliseum Authority Lease Revenue                        A         1.200                20,100,000
         12,000   Oakland Alameda County
                    Coliseum Authority Lease Revenue
                    (Coliseum Project), Series C-2                          A         1.100                12,000,000
          5,355   Oakland Joint Powers Financing
                    (Fruitvale Transit Village), Series A                07/01/04     3.125                 5,409,455
          6,990   Orange County Apartment
                    Development Revenue
                    (Niguel Village), Series AA                             A         1.150                 6,990,000
          6,340   Orange County Apartment
                    Development Revenue
                    (Niguel Village), Series U                              A         1.150                 6,340,000
         11,700   Orange County Apartment
                    Development Revenue
                    (Villas La-Paz), Series F                               A         1.200                11,700,000
          7,000   Oxnard School District Tax &
                    Revenue Anticipation Notes                           07/23/04     2.000                 7,039,788
          7,300   Pasadena Certificates of Participation
                    (Rose Bowl Imports Project)                             A         1.150                 7,300,000
          9,900   Roseville Electric Systems Revenue
                    Certificates of Participation                           A         1.180                 9,900,000

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$        10,000   San Bernardino County Certificates
                    of Participation (County Center
                    Refinancing Project)                                    A         1.070%         $     10,000,000
          9,000   San Bernardino County Certificates
                    of Participation (Medical Center
                    Financing Project)                                      A         1.110                 9,000,000
          4,705   San Francisco City and County
                    Certificates of Participation, Series C-5               A         1.250                 4,705,000
          5,000   San Francisco City and County
                    Finance Corp. Lease Revenue
                    (Moscone Center Expansion
                    Project), Series 1                                      A         1.250                 5,000,000
          8,700   San Francisco City and County
                    Redevelopment Agency Multi-Family
                    Housing Revenue (St. Francis
                    Project), Series A                                      A         1.100                 8,700,000
          4,000   San Francisco City and County
                    Redevelopment Agency Revenue
                    (Community Facilities District No. 4)                   A         1.250                 4,000,000
         12,800   San Jose Redevelopment Agency
                    Revenue (Merged Area Redevelopment
                    Project), Series A                                      A         1.030                12,800,000
         13,000   San Jose-Santa Clara Water Financing
                    Authority Sewer Revenue, Series B                       A         1.030                13,000,000
         14,450   Santa Clara Financing Authority
                    (VMC Facility Replacement-Project B)                    A         1.100                14,450,000
         15,050   Simi Valley Multi-Family Housing
                    Revenue Refunding (Lincoln Wood Ranch)                  A         1.250                15,050,000
          5,000   Solano County Office of Education
                    Tax and Revenue Anticipation Notes                   06/30/04     2.000                 5,026,704
          5,300   South Placer Wastewater Authority
                    California Wastewater Revenue,
                    Series B                                                A         1.180                 5,300,000
          3,500   Stockton Revenue Certificates
                    of Participation (Wastewater
                    Treatment Plant Exploration), Series A               09/01/04     6.800                 3,700,636

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$         4,700   Tahoe Truckee California Union
                    School District Tax and Revenue
                    Anticipation Notes                                   10/10/04     2.000%         $      4,734,524
          5,400   University of California Revenues                         A         1.300                 5,400,000
          5,200   Vernon Electric System Revenue
                    (Malburg Project), Series A                             A         1.200                 5,200,000
          7,000   Vernon Electric System Revenue
                    (Malburg Project), Series B                             A         1.200                 7,000,000
         10,000   Puerto Rico Commonwealth
                    Tax and Revenue Anticipation Notes                   07/30/04     2.000                10,057,313
Total Municipal Bonds and Notes (cost--$755,113,504)                                                      755,113,504
---------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--7.11%

         19,000   East Bay Municipal Utility District                    01/09/04 to  1.050 to
                                                                         01/15/04     1.070                19,000,000
          5,000   Ventura County Public
                    Finance Authority                                    02/11/04     1.050                 5,000,000
         31,962   Puerto Rico Commonwealth                               01/14/04 to  0.950 to
                    Government Development Bank                          04/12/04     1.080                31,962,000
Total Tax-Exempt Commercial Paper (cost--$55,962,000)                                                      55,962,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$811,075,504 which
  approximates cost for federal income tax
  purposes)--103.04%                                                                                      811,075,504
Liabilities in excess of other assets--(3.04)%                                                            (23,907,421)
Net Assets (applicable to 787,590,424 shares
  of beneficial interest at $1.00 per share)--100.00%                                                $    787,168,083
---------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2003 and reset periodically.

                       Weighted average maturity -- 38 days

                 See accompanying notes to financial statements

UBS RMA NEW YORK MUNICIPAL MONEY FUND

Statement of Net Assets -- December 31, 2003 (unaudited)

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--87.80%

$        18,635   New York State Dormitory
                    Authority Revenues                                                1.180 to
                    (Cornell University), Series B                          A         1.270%         $     18,635,000
          8,027   New York State Dormitory
                    Authority Revenues
                    (Metropolitan Museum of Art)                            A         1.100                 8,027,000
          3,300   New York State Dormitory
                    Authority Revenues
                    (Oxford University Press, Inc.)                         A         1.120                 3,300,000
          2,000   New York State Dormitory
                    Authority Revenues (State University
                    Educational Facilities), Series B                    05/15/04     5.750                 2,034,188
         12,900   New York State Dormitory
                    Authority Revenues (Wagner College)                     A         1.120                12,900,000
          2,600   New York State Energy Research &
                    Development Authority Pollution
                    Control Revenue (New York State
                    Electric & Gas), Series C                               A         1.300                 2,600,000
         28,650   New York State Energy Research &
                    Development Authority Pollution
                    Control Revenue (Orange & Rockland
                    Project), Series A                                      A         1.040                28,650,000
         19,800   New York State Housing Finance
                    Agency (Normandie Court I Project)                      A         1.080                19,800,000
          5,000   New York State Housing Finance
                    Agency Service Contract Revenue,
                    Series I                                                A         1.120                 5,000,000
          7,800   New York State Local Government
                    Assistance Corp., Series B                              A         1.100                 7,800,000
          9,000   New York State Local Government
                    Assistance Corp., Series C                              A         1.100                 9,000,000
          7,000   New York State Local Government
                    Assistance Corp., Series D                              A         1.050                 7,000,000
         12,165   New York State Local Government
                    Assistance Corp., Series G                              A         1.070                12,165,000
          1,000   New York State Thruway Authority,
                    (Highway and Bridge Trust), Series B                 04/01/04     4.500                 1,008,709
          3,300   Babylon General Obligation Bond                           A         1.040                 3,300,000

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$        15,600   Babylon Industrial Development
                    Agency Resources (Ogden Martin Project)                 A         1.110%         $     15,600,000
          3,000   Board of Cooperative Educational
                    Services Sole Supervisory District                   06/29/04     1.750                 3,009,036
          6,550   Erie County Water Authority                               A         1.040                 6,550,000
          2,734   Fayetteville-Manlius New York
                    Central School District Bond
                    Anticipation Notes                                   12/23/04     2.000                 2,754,765
          5,000   Freeport New York Bond
                    Anticipation Notes, Series A                         01/22/04     2.250                 5,002,838
          1,000   Freeport New York Bond
                    Anticipation Notes, Series B                         03/18/04     1.750                 1,001,178
          7,690   Freeport New York Bond
                    Anticipation Notes, Series C                         07/28/04     1.750                 7,719,492
          2,715   Great Neck North Water
                    Authority Systems Revenue, Series-A                     A         1.250                2,715,000
          2,409   Guilderland Center School
                    District Bond Anticipation Notes                     07/08/04     1.500                 2,417,601
          5,000   Jay Street Development Corp.
                    New York City Facility Lease
                    Revenue (Jay Street Project), Series A-1                A         1.080                 5,000,000
         22,300   Jay Street Development Corp.
                    New York City Facility Lease
                    Revenue (Jay Street Project), Series A-3                A         1.080                22,300,000
          5,200   Long Island Power Authority
                    Electric Systems Revenue, Series 7                      A         1.080                 5,200,000
          7,000   Long Island Power Authority
                    Electric Systems Revenue, Series D                      A         1.100                 7,000,000
          4,500   Long Island Power Authority
                    Electric Systems Revenue, Subseries 3-B                 A         1.300                 4,500,000
          6,000   Long Island Power Authority
                    Electric Systems Revenue, Subseries G                   A         1.070                 6,000,000
         10,000   Metropolitan Transportation
                    Authority, Series D-1                                   A         1.200                10,000,000
          1,500   Mineola Union Free School
                    District Bond Anticipation Notes                     09/14/04     1.750                 1,509,259

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$        13,200   Mineola Union Free School                                           1.500 to
                    District Tax Anticipation Notes                      06/29/04     1.750%         $     13,234,079
          8,880   Nassau County Interim Finance
                    Authority, Series A                                     A         1.080                 8,880,000
          3,000   New York City General Obligation,
                    Series B-2, Subseries B-5                               A         1.270                 3,000,000
         15,700   New York City Housing
                    Development Corp. Multi-Family
                    Rental Housing (Parkgate
                    Development), Series A                                  A         1.040                15,700,000
          6,500   New York City Housing
                    Development Corp. Multi-Family
                    Rental Housing (Queenswood
                    Apartments), Series A                                   A         1.040                 6,500,000
          3,350   New York City Industrial
                    Development Agency Civic
                    Facility Revenue
                    (Church of Heavenly Rest)                               A         1.220                 3,350,000
          7,065   New York City Industrial
                    Development Agency Civic
                    Facility Revenue
                    (MSMC Realty Corp. Project)                             A         1.090                 7,065,000
         17,085   New York City Municipal Water
                    Finance Authority Water & Sewer
                    Systems Revenue, Series F-1                             A         1.300                17,085,000
          1,000   New York City Municipal Water
                    Finance Authority, Series C                             A         1.270                 1,000,000
          7,315   New York City Trust for Cultural
                    Resources Revenue (American
                    Museum of Natural History), Series A                    A         1.040                 7,315,000
          5,605   New York City Trust for Cultural
                    Resources Revenue (Asia Society)                        A         1.180                 5,605,000
          3,160   New York City Trust for Cultural
                    Resources Revenue (Carnegie Hall)                       A         1.120                 3,160,000
          2,600   New York City, Series B, Subseries B-6                    A         1.270                 2,600,000
          7,200   New York City, Series H, Subseries H-2                    A         1.270                 7,200,000
          3,500   New York City, Subseries E-5                              A         1.260                 3,500,000

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         4,100   Niagara Falls Toll Bridge Commission                      A         1.050%         $      4,100,000
         15,335   Oneida County Industrial
                    Development Agency Revenue Civic
                    Facilities (Hamilton College)                           A         1.200                15,335,000
          5,000   Oneida Indian Nation                                      A         1.100                 5,000,000
          5,705   Orange County Industrial
                    Development Agency Civic
                    (Horton Medical Center)                                 A         1.220                 5,705,000
          9,000   Plainview Old Bethpage
                    New York School District,
                    Tax Anticipation Notes                               06/30/04     1.500                 9,025,118
          4,555   Port Authority of New York &
                    New Jersey Special Obligation
                    Revenue (Versatile Structure
                    Obligation), Series 2                                   A         1.270                 4,555,000
          5,140   Port Authority of New York &
                    New Jersey Special Obligation Revenue
                    (Versatile Structure Obligation),
                    Series 3-B                                              A         1.290                 5,140,000
          3,700   Port Authority of New York &
                    New Jersey Special Obligation
                    Revenue (Versatile Structure
                    Obligation), Series 5                                   A         1.290                 3,700,000
         10,000   Riverhead Central School
                    District Tax Anticipation Notes                      06/30/04     1.500                10,025,452
         16,750   Rockland County Revenue
                    Anticipation Notes                                   02/26/04     2.000                16,772,753
          1,400   Suffolk County Industrial
                    Development Agency Research
                    Facilities Revenue (Cold Spring
                    Harbor Laboratory Project)                              A         1.300                 1,400,000
          9,900   Suffolk County Water Authority
                    Bond Anticipation Notes                                 A         1.080                 9,900,000
         26,000   Triborough Bridge & Tunnel
                    Authority Revenues General                                        1.080 to
                    Purpose, Series B                                       A         1.130                26,000,000
              5   Triborough Bridge & Tunnel
                    Authority Special Obligation, Series D                  A         1.080                     5,000

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$         5,000   Ulster County Bond Anticipation Notes                  06/11/04     1.750%         $      5,016,421
          2,904   Wappingers Central School
                    District Bond Anticipation Notes                     04/09/04     1.750                 2,908,369
          9,303   Yonkers Industrial Development
                    Agency (Consumers Union Facility)                       A         1.120                 9,302,645
         11,000   Puerto Rico Commonwealth
                    Tax & Revenue Anticipation Notes                     07/30/04     2.000                11,060,693
Total Municipal Bonds and Notes
  (Cost--$499,644,596)                                                                                    499,644,596

TAX-EXEMPT COMMERCIAL PAPER--13.44%

          4,000   New York City Municipal
                    Water Finance Authority                              01/28/04     1.030                 4,000,000
         29,600   New York State Power                                   01/16/04 to  1.030 to
                    Authority                                            01/23/04     1.120                29,600,000
         13,000   Metropolitan Transportation                            01/30/04 to
                    Authority                                            02/13/04     0.950                13,000,000
          4,010   Port Authority of New York &
                    New Jersey                                           01/09/04     1.030                 4,010,000
         25,854   Government Development                                 01/13/04 to  0.950 to
                    Bank of Puerto Rico                                  04/16/04     1.080                25,854,000
Total Tax-Exempt Commercial Paper
  (Cost--$76,464,000)                                                                                      76,464,000
Total Investments (cost--$576,108,596 which
  approximates cost for federal income tax
  purposes)--101.24%                                                                                      576,108,596
Liabilities in excess of other assets--(1.24)%                                                             (7,068,293)
Net Assets (applicable to 569,162,474 shares
  of beneficial interest equivalent to
  $1.00 per share)--100.00%                                                                          $    569,040,303
---------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2003 and reset periodically.

                      Weighted average maturity -- 34 days

                 See accompanying notes to financial statements

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

Statement of Net Assets -- December 31, 2003 (unaudited)

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--92.70%

$           400   New Jersey Economic Development
                    Authority (Bayonne Project
                    Improvement), Series A                                  A         1.280%         $        400,000
          3,000   New Jersey Economic Development
                    Authority (Bayonne Project
                    Improvement), Series B                                  A         1.280                 3,000,000
            600   New Jersey Economic Development
                    Authority (Bayonne Project
                    Improvement), Series C                                  A         1.280                   600,000
            885   New Jersey Economic Development
                    Authority (Church and Dwight
                    Co. Project)                                            A         1.120                   885,000
          6,000   New Jersey Economic Development
                    Authority (Crowley Liner
                    Services Project)                                       A         1.100                 6,000,000
          2,250   New Jersey Economic Development
                    Authority (Danic Urban Renewel)                         A         1.250                 2,250,000
          3,145   New Jersey Economic Development
                    Authority (Institute of Electrical),
                    Series A                                                A         1.190                 3,145,000
            405   New Jersey Economic Development
                    Authority (Kenwood USA Corp. Project)                   A         1.250                   405,000
          7,500   New Jersey Economic Development
                    Authority (Lawrenceville School Project)                A         1.250                 7,500,000
            400   New Jersey Economic Development
                    Authority Pollution Control Revenue
                    (Exxon Project)                                         A         1.150                   400,000
          3,150   New Jersey Economic Development
                    Authority Market Transition Facilities
                    Revenue Senior Lien, Series A                        07/01/04     7.000                 3,243,180
          1,005   New Jersey Economic Development
                    Authority (RDR Investment Co. LLC)                      A         1.390                 1,005,000
            715   New Jersey Economic Development
                    Authority, Series G                                     A         1.250                   715,000
          3,200   New Jersey Economic Development
                    Authority Speciality Facilities Revenue
                    (Port Newark Container LLC)                             A         1.150                 3,200,000
            205   New Jersey Economic Development
                    Authority (Stolthaven Project), Series A                A         1.220                   205,000
          2,000   New Jersey Economic Development
                    Authority (Thermal Energy
                    Limited Partnership)                                    A         1.150                 2,000,000

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         2,000   New Jersey Economic Development
                    Authority (Transportation),
                    Series N10-Regulation D                                 A         1.300%         $      2,000,000
          2,200   New Jersey Economic Development
                    Authority Water Facilities Revenue
                    Refunding (United Water NJ,
                    Inc. Project), Series A                                 A         1.260                 2,200,000
          3,105   New Jersey Economic Development
                    Authority Water Facilities Revenue
                    Refunding (United Water NJ,
                    Inc. Project), Series B                                 A         1.320                 3,105,000
          6,000   New Jersey Economic Development
                    Authority Revenue (Center for
                    Aging-Applewood)                                        A         1.130                 6,000,000
          2,500   New Jersey Economic Development
                    Authority Senior Lien, Series A                      07/01/04     5.800                 2,598,043
          3,125   New Jersey Educational Facilities
                    Authority (College of New Jersey),
                    Series A                                                A         1.250                 3,125,000
          6,075   New Jersey Educational Facilities
                    Authority (Princeton University),                                 1.250 to
                    Series B                                                A         1.270                 6,075,000
          1,255   New Jersey Health Care Facilities
                    Authority Revenue
                    (Jersey Shore Medical Center)                        07/01/04     6.200                 1,312,976
          6,170   New Jersey Health Care Facilities
                    Authority Revenue
                    (St. Barnabas), Series A                                A         1.100                 6,170,000
          2,000   New Jersey Health Care Facilities
                    Authority Revenue (St. Claires Hospital),
                    Series A-4                                              A         1.190                 2,000,000
          1,000   New Jersey Health Care Facilities
                    Authority Revenue (St. Francis Hospital),
                    Series A-5                                              A         1.190                 1,000,000
          1,000   New Jersey Health Care Facilities
                    Authority Revenue
                    (Monmouth Medical Center Issue),
                    Series C                                             07/01/04     6.250                 1,036,126

   PRINCIPAL
     AMOUNT                                                              MATURITY       INTEREST
     (000)                                                                DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         1,000   New Jersey Sports & Exposition
                    Authority, Series B-1                                   A         1.100%         $      1,000,000
          1,000   New Jersey State Certificates of
                    Participation, Series A                              06/15/04     4.500                 1,015,633
          2,000   New Jersey State Housing and
                    Mortgage Financing Agency
                    Revenue (Home Buyer), Series EE                      04/01/04     1.100                 2,000,000
          4,300   New Jersey State Turnpike Authority                       A         1.070                 4,300,000
          2,000   New Jersey State Turnpike
                    Authority (Putters Series 155)                          A         1.250                 2,000,000
          3,500   Camden County Improvement
                    Authority Revenue Sewer
                    Redevelopment (Harvest
                    Village Project), Series A                              A         1.300                 3,500,000
          5,950   Essex County Improvement
                    Authority Revenue (Pooled
                    Government Loan Program)                                A         1.100                 5,950,000
          3,800   Gloucester County Industrial
                    Pollution Control Financing Authority
                    Revenue (Mobil Oil Refining Co. Project)                A         1.150                 3,800,000
          1,000   Jersey City Redevelopment Authority
                    Multi-Family Housing (Dickson Mills)                    A         1.100                 1,000,000
          1,000   Mercer County Improvement
                    Authority (Atlantic Foundation)                         A         1.060                 1,000,000
          2,150   Monmouth County Improvement
                    Authority (Pooled Government
                    Loan Program)                                           A         1.060                 2,150,000
          3,000   Moorestown Township Bond                               05/27/04 to
                    Anticipation Notes                                   08/05/04     1.750                 3,011,209
          2,929   Mount Laurel Township Bond
                    Anticipation Notes                                   06/25/04     1.500                 2,937,644
          1,665   North Jersey District Water Supply
                    Community Refunding (Wanaque
                    South Project), Series A                             07/01/04     3.000                 1,682,274
          1,020   Pennsauken Township New Jersey
                    School District Refunding General
                    Obligation Bonds                                     03/01/04     4.250                 1,025,168
          4,310   Port Authority of New York and
                    New Jersey Special Obligation Revenue
                    (Versatile Structure Obligation), Series 3              A         1.290                 4,310,000

   PRINCIPAL
     AMOUNT                                                             MATURITY        INTEREST
     (000)                                                               DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$         3,600  Port Authority of New York and
                    New Jersey Special Obligation
                    Revenue (Versatile Structure
                    Obligation), Series 5                                   A         1.290%         $      3,600,000
          1,000   Readington Township Bond
                    Anticipation Notes                                   02/10/04     2.125                 1,001,077
          3,253   Rumson Bond Anticipation
                    Notes, Series A                                      07/29/04     1.750                 3,267,318
          6,840   Rutgers State University
                    Refunding, Series A                                     A         1.270                 6,840,000
          1,525   Salem County Pollution
                    Control Financing Refunding
                    (Atlantic City Electric), Series A                      A         1.100                 1,525,000
          6,000   Union County Improvement
                    Authority (Cedar Glen Housing
                    Corp.), Series A                                        A         1.180                 6,000,000
Total Municipal Bonds and Notes
   (cost--$134,490,648)                                                                                   134,490,648

TAX-EXEMPT COMMERCIAL PAPER--6.88%

          1,480   New Jersey Economic Development
                    Authority (Columbia University)                      01/08/04     0.880                 1,480,000
          8,500   Puerto Rico Commonwealth                               01/14/04 to  0.950 to
                    Government Development Bank                          04/16/04     1.080                 8,500,000
Total Tax-Exempt Commercial Paper
   (cost--$9,980,000)                                                                                       9,980,000
Total Investments (cost--$144,470,648
   which approximates cost for federal income
   tax purposes)--99.58%                                                                                  144,470,648
Other assets in excess of liabilities--0.42%                                                                  604,733
Net Assets (applicable to 145,071,059 shares
   of beneficial interest equivalent
   to $1.00 per share)--100.00%                                                                      $    145,075,381
---------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2003 and reset periodically.

                 Weighted average maturity -- 31 days

                 See accompanying notes to financial statements

                      (This page intentionally left blank)

UBS RMA

STATEMENT OF OPERATIONS

                                                                  FOR THE SIX MONTHS ENDED
                                                                      DECEMBER 31, 2003
                                                                        (UNAUDITED)
                                                              --------------------------------
                                                               MONEY MARKET    U.S. GOVERNMENT
                                                                PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                      $  107,183,159   $    11,842,869
EXPENSES:
Investment advisory and administration fees                       49,090,520         4,406,848
Service fees                                                              --         1,393,999
Transfer agency and related services fees                          7,516,255           263,775
Insurance expense                                                  1,422,474            27,000
Custody and accounting                                               981,810           111,520
Reports and notices to shareholders                                  422,973            16,198
Federal and state registration fees                                  222,779            67,061
Directors'/Trustees' fees                                            157,515            18,269
Professional fees                                                     54,958            45,940
Interest expense                                                          --                --
Other expenses                                                        53,902            10,117
                                                                  59,923,186         6,360,727
Less: Fee waivers from investment advisor and administrator               --                --
Net expenses                                                      59,923,186         6,360,727
Net investment income                                             47,259,973         5,482,142
Net realized loss from investment activities                              --           (19,260)
Net increase in net assets resulting from operations          $   47,259,973   $     5,462,882
----------------------------------------------------------------------------------------------

                                                                                    FOR THE SIX MONTHS ENDED
                                                                                         DECEMBER 31, 2003
                                                                                           (UNAUDITED)
                                                              -------------------------------------------------------------------
                                                                                 CALIFORNIA         NEW YORK         NEW JERSEY
                                                                 TAX-FREE         MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                                   FUND          MONEY FUND        MONEY FUND        MONEY FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                      $   15,909,530   $    3,722,834    $    2,762,357    $      694,794
EXPENSES:
Investment advisory and administration fees                        6,875,574        1,833,987         1,398,585           385,273
Service fees                                                       2,073,144          500,644           371,618            92,465
Transfer agency and related services fees                            430,567          100,821            90,559            27,315
Insurance expense                                                    335,358           57,140            35,528            11,306
Custody and accounting                                               165,852           40,051            29,729             7,706
Reports and notices to shareholders                                   29,374            8,324             5,418             2,117
Federal and state registration fees                                  138,432           17,843             7,687            14,524
Directors'/Trustees' fees                                             26,955            7,143             5,087             1,603
Professional fees                                                     49,529           36,532            36,449            38,184
Interest expense                                                       3,747               --                --                --
Other expenses                                                        21,857            2,943             2,416             2,857
                                                                  10,150,389        2,605,428         1,983,076           583,350
Less: Fee waivers from investment advisor and administrator               --           (5,025)           (5,396)          (10,764)
Net expenses                                                      10,150,389        2,600,403         1,977,680           572,586
Net investment income                                              5,759,141        1,122,431           784,677           122,208
Net realized loss from investment activities                              --               --                --                --
Net increase in net assets resulting from operations          $    5,759,141   $    1,122,431    $      784,677    $      122,208
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX
                                                          MONTHS ENDED          FOR THE
                                                       DECEMBER 31, 2003       YEAR ENDED
                                                          (UNAUDITED)         JUNE 30, 2003
---------------------------------------------------------------------------------------------
UBS RMA MONEY MARKET PORTFOLIO
FROM OPERATIONS:
Net investment income                                  $      47,259,973    $     234,003,675
Net realized gain from investment activities                          --               51,043
Net increase in net assets resulting from operations          47,259,973          234,054,718
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                        (47,259,973)        (234,003,675)
Net realized gain from investment activities                  (1,500,000)                  --
Total dividends and distributions to shareholders            (48,759,973)        (234,003,675)
Net decrease in net assets from
  capital share transactions                              (6,438,929,207)        (936,158,868)
Net decrease in net assets                                (6,440,429,207)        (936,107,825)
NET ASSETS:
Beginning of period                                       21,832,874,589       22,768,982,414
End of period                                          $  15,392,445,382    $  21,832,874,589
---------------------------------------------------------------------------------------------

UBS RMA U.S. GOVERNMENT PORTFOLIO
FROM OPERATIONS:
Net investment income                                  $       5,482,142    $      25,260,728
Net realized loss from investment activities                     (19,260)                  --
Net increase in net assets resulting from operations           5,462,882           25,260,728
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                         (5,482,142)         (25,260,728)
Net increase (decrease) in net assets from
  capital share transactions                                (757,726,669)         153,624,603
Net increase (decrease) in net assets                       (757,745,929)         153,624,603
NET ASSETS:
Beginning of period                                        2,510,453,207        2,356,828,604
End of period                                          $   1,752,707,278    $   2,510,453,207
---------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                          FOR THE SIX
                                                          MONTHS ENDED          FOR THE
                                                       DECEMBER 31, 2003       YEAR ENDED
                                                          (UNAUDITED)         JUNE 30, 2003
---------------------------------------------------------------------------------------------
UBS RMA TAX-FREE FUND
FROM OPERATIONS:
Net investment income                                  $       5,759,141    $      22,843,872
Net increase in net assets resulting from operations           5,759,141           22,843,872
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                         (5,759,141)         (22,843,872)
Net decrease in net assets from
  capital share transactions                                (158,162,665)         (16,669,569)
Net decrease in net assets                                  (158,162,665)         (16,669,569)
NET ASSETS:
Beginning of period                                        3,238,850,030        3,255,519,599
End of period                                          $   3,080,687,365    $   3,238,850,030
---------------------------------------------------------------------------------------------

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                  $       1,122,431    $       4,765,379
Net increase in net assets resulting from operations           1,122,431            4,765,379
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                         (1,122,431)          (4,765,379)
Net increase in net assets derived from
  beneficial interest transactions                            20,162,539           13,341,239
Net increase in net assets                                    20,162,539           13,341,239
NET ASSETS:
Beginning of period                                          767,005,544          753,664,305
End of period                                          $     787,168,083    $     767,005,544
---------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                          FOR THE SIX
                                                          MONTHS ENDED          FOR THE
                                                       DECEMBER 31, 2003       YEAR ENDED
                                                          (UNAUDITED)         JUNE 30, 2003
---------------------------------------------------------------------------------------------
UBS RMA NEW YORK MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                  $         784,677    $       3,712,954
Net realized gain from investment activities                          --                2,120
Net increase in net assets resulting from operations             784,677            3,715,074
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                           (784,677)          (3,712,954)
Net increase (decrease) in net assets derived from
  beneficial interest transactions                           (19,810,254)          29,507,693
Net increase (decrease) in net assets                        (19,810,254)          29,509,813
NET ASSETS:
Beginning of period                                          588,850,557          559,340,744
End of period                                          $     569,040,303    $     588,850,557
---------------------------------------------------------------------------------------------

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                  $         122,208    $         742,404
Net increase in net assets resulting from operations             122,208              742,404
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                           (122,208)            (742,404)
Net increase (decrease) in net assets derived from
  beneficial interest transactions                           (16,778,575)          33,354,255
Net increase (decrease) in net assets                        (16,778,575)          33,354,255
NET ASSETS:
Beginning of period                                          161,853,956          128,499,701
End of period                                          $     145,075,381    $     161,853,956
---------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS RMA

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--

Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Portfolio and U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Portfolio and U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and/or U.S. Government Portfolio and its counter-party. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligations to repurchase, the Money Market Portfolio and U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Portfolio and U.S. Government Portfolio may occasionally participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                            ANNUAL RATE
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO:
All                                                                         0.50%
U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA, RMA NEW JERSEY* AND
RMA NEW YORK:
Up to $300 million                                                          0.50
In excess of $300 million up to $750 million                                0.44
Over $750 million                                                           0.36
RMA TAX-FREE:
Up to $1.0 billion                                                          0.50
In excess of $1.0 billion up to $1.5 billion                                0.44
Over $1.5 billion                                                           0.36
--------------------------------------------------------------------------------

* Prior to August 29, 2003, the fee schedule for RMA New Jersey matched that indicated for Money Market Portfolio.

At December 31, 2003, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio                                             $  6,966,918
U.S. Government Portfolio                                               630,199
RMA Tax-Free                                                          1,143,882
RMA California                                                          312,818
RMA New York                                                            229,637
RMA New Jersey                                                           62,783
--------------------------------------------------------------------------------

For the six months ended December 31, 2003, UBS Global AM voluntarily waived its investment advisory and administration fees as follows:

RMA California                                                      $     5,025
RMA New York                                                              5,396
RMA New Jersey                                                           10,764
--------------------------------------------------------------------------------

UBS Global AM served as sub-advisor and sub-administrator to the Funds pursuant to Sub-Advisory and Sub-Administration Contracts between UBS Financial Services Inc. and UBS Global AM (each a "Sub-Advisory Contract").

In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) paid UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to UBS Financial Services Inc. under the Advisory Contract. (Effective March 1, 2004, the fee paid by UBS Financial Services Inc. to UBS Global AM pursuant to replacement sub-advisory and sub-administration contracts with respect to each Fund will be at an annual rate of 0.08% of the respective Fund's average daily net assets.)

DISTRIBUTION PLAN

UBS Global AM is the principal underwriter of each Fund's shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay UBS Global AM a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, UBS Global AM is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. No such fees are charged by UBS Global AM for the similar services it provides for the Money Market Portfolio. At December 31, 2003, the Funds owed UBS Global AM for such service fees as follows:

U.S. Government Portfolio                                           $   195,949
RMA Tax-Free                                                            344,175
RMA California                                                           85,356
RMA New York                                                             61,226
RMA New Jersey                                                           15,068
-------------------------------------------------------------------------------

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. For the six months ended December 31, 2003, the Money Market Portfolio and the U.S. Government Portfolio earned $171,330 and $95,120, respectively, for lending securities. Each Fund's lending agent was UBS

Securities LLC. UBS Securities LLC earned $57,622 and $35,243 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, for the six months ended December 31, 2003. At December 31, 2003, the Money Market Portfolio and the U.S. Government Portfolio owed UBS Securities LLC $4,468 and $4,219, respectively, in compensation.

At December 31, 2003, the Money Market Portfolio had securities on loan having a market value of $394,566,733. The custodian for Money Market Portfolio held cash and cash equivalents as collateral for securities loaned of $250,460,177. In addition, Money Market Portfolio's custodian held U.S. Government securities having an aggregate value of $153,647,302 as collateral for portfolio securities loaned as follows:

PRINCIPAL
 AMOUNT                               MATURITY    INTEREST
 (000)                                 DATES        RATES         VALUE
---------------------------------------------------------------------------
$  84,000   Federal Home Loan
               Mortgage Corp.         03/15/11      5.625%   $   92,663,172
   45,500   Federal National
               Mortgage Association   05/15/11      6.000        50,727,950
   10,000   Federal National
               Mortgage Association   09/15/04      3.500        10,256,180
                                                             $  153,647,302
---------------------------------------------------------------------------

TRANSFER AGENCY RELATED SERVICES FEES

UBS Global AM provided transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Funds' transfer agent, and was compensated for these services by PFPC, not the Funds. For the six months ended December 31, 2003, UBS Global AM received a portion of the total transfer agency and related services fees paid by a Fund to PFPC from PFPC, not the Funds, as follows:

Money Market Portfolio                                              $  4,420,065
U.S. Government Portfolio                                                153,316
RMA Tax-Free                                                             268,887
RMA California                                                            62,965
RMA New York                                                              54,174
RMA New Jersey                                                            18,016
--------------------------------------------------------------------------------

Effective January 1, 2004, such delegated services are performed by UBS Financial Services Inc. UBS Financial Services Inc. is compensated for these services by PFPC.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At December 31, 2003, the Funds had the following liabilities outstanding:

                                             PAYABLE FOR
                              DIVIDENDS      INVESTMENTS       LOANS       OTHER ACCRUED
                               PAYABLE        PURCHASED       PAYABLE        EXPENSES*
-----------------------------------------------------------------------------------------
Money Market Portfolio      $   1,682,741              --              --   $   4,735,842
U.S. Government Portfolio         190,678   $  49,983,569              --         218,316
RMA Tax-Free                      372,057     141,540,064   $  61,182,000         378,965
RMA California                     87,205      27,903,458              --          98,450
RMA New York                       60,202      12,466,110              --          77,821
RMA New Jersey                      9,537              --              --          34,151
-----------------------------------------------------------------------------------------

* Excludes investment advisory and administration fees, service fees and payable for securities lending collateral where applicable.

At December 31, 2003, the Funds had the following components of net assets:

                                                UNDISTRIBUTED       ACCUMULATED
                              ACCUMULATED       NET INVESTMENT      NET REALIZED            TOTAL
                            PAID IN CAPITAL      INCOME (LOSS)       GAIN (LOSS)          NET ASSETS
------------------------------------------------------------------------------------------------------
Money Market Portfolio      $ 15,388,567,523   $      5,326,816   $     (1,448,957)   $ 15,392,445,382
U.S. Government Portfolio      1,752,709,644             83,145            (85,511)      1,752,707,278
RMA Tax-Free                   3,080,688,206                 --               (841)      3,080,687,365
RMA California                   787,167,901             23,555            (23,373)        787,168,083
RMA New York                     569,009,133             31,170                 --         569,040,303
RMA New Jersey                   145,071,060              4,351                (30)        145,075,381
------------------------------------------------------------------------------------------------------

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December31,2003 and the fiscal year ended June 30, 2003 was ordinary income. The tax character of distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the six months ended December 31, 2003 and the fiscal year ended June 30, 2003 was tax-exempt income.

The components of accumulated earnings on a tax basis for the current period will be calculated at the Funds' fiscal year ending June 30, 2004.

At June 30, 2003, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

FISCAL YEAR            U.S.            RMA                          RMA
ENDING        GOVERNMENT PORTFOLIO   TAX-FREE   RMA CALIFORNIA   NEW JERSEY
-----------   --------------------   --------   --------------   ----------
2004                    --            $ 108        $ 23,373            --
2011              $  66,251             733             --          $  30
Total             $  66,251           $ 841        $ 23,373         $  30

BANK LINE OF CREDIT

RMA Tax-Free participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, RMA Tax-Free had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest was charged to RMA Tax-Free at rates based on prevailing market rates in effect at the time of borrowings. On September 2, 2003, RMA Tax-Free borrowed $30,400,000 under the Facility with an annualized interest rate of 1.41%, which resulted in $1,191 of interest expense. For the period from July 1, 2003 to September 10, 2003,
RMA Tax-Free paid a commitment fee of $20,565 to UBS AG.

Effective November 21, 2003, RMA Tax-Free participated with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company, replacing the Facility arrangement. This is to be utilized for temporary financing until the settlement of sales of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes. Under this new arrangement, RMA Tax-Free had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the new arrangement. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. Under the new facility arrangement, RMA Tax-Free had an average daily amount of borrowing outstanding of $61,182,000 for two days with a related weighted average annualized interest rate of 1.50%, which resulted in $2,556 of interest expense.

CAPITAL SHARE TRANSACTIONS

There are 60 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to U.S. Government Portfolio and 20 billion

$0.001 par value authorized shares of common stock relating to RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

FOR THE SIX MONTHS ENDED      MONEY MARKET       U.S. GOVERNMENT          RMA
DECEMBER 31, 2003:             PORTFOLIO            PORTFOLIO           TAX-FREE
------------------------------------------------------------------------------------
Shares sold                   64,684,273,075       7,011,911,393      11,462,583,378
Shares repurchased           (71,171,145,770)     (7,775,058,340)    (11,626,234,083)
Dividends reinvested              47,943,488           5,420,278           5,488,040
Net decrease in shares
  outstanding                 (6,438,929,207)       (757,726,669)       (158,162,665)
------------------------------------------------------------------------------------

FOR THE YEAR ENDED            MONEY MARKET       U.S. GOVERNMENT           RMA
JUNE 30, 2003:                 PORTFOLIO            PORTFOLIO            TAX-FREE
------------------------------------------------------------------------------------
Shares sold                  146,833,090,706      16,712,133,925      20,319,801,073
Shares repurchased          (148,002,613,103)    (16,583,558,613)    (20,359,158,321)
Dividends reinvested             233,363,529          25,049,291          22,687,679
Net increase (decrease)
  in shares outstanding         (936,158,868)        153,624,603         (16,669,569)
------------------------------------------------------------------------------------

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey.
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                             RMA CALIFORNIA        RMA NEW YORK     RMA NEW JERSEY
FOR THE SIX MONTHS ENDED    MUNICIPAL MONEY      MUNICIPAL MONEY   MUNICIPAL MONEY
DECEMBER 31, 2003:               FUND                  FUND              FUND
------------------------------------------------------------------------------------
Shares sold                    2,728,908,231       2,221,610,804         550,770,973
Shares repurchased            (2,709,813,296)     (2,242,160,867)       (567,666,095)
Dividends reinvested               1,067,604             739,809             116,547
Net increase (decrease)
  in shares outstanding           20,162,539         (19,810,254)        (16,778,575)
------------------------------------------------------------------------------------

                             RMA CALIFORNIA       RMA NEW YORK       RMA NEW JERSEY
FOR THE YEAR ENDED          MUNICIPAL MONEY     MUNICIPAL MONEY     MUNICIPAL MONEY
JUNE 30, 2003:                   FUND                 FUND                FUND
------------------------------------------------------------------------------------
Shares sold                    4,300,854,819       3,911,667,870       1,051,608,716
Shares repurchased            (4,292,249,715)     (3,885,838,900)     (1,018,987,939)
Dividends reinvested               4,736,135           3,678,723             733,478
Net increase in shares
  outstanding                     13,341,239          29,507,693          33,354,255
------------------------------------------------------------------------------------

UBS RMA MONEY MARKET PORTFOLIO

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                              FOR THE SIX
                              MONTHS ENDED                                 FOR THE YEARS ENDED JUNE 30,
                           DECEMBER 31, 2003      -----------------------------------------------------------------------------
                              (UNAUDITED)             2003            2002            2001             2000            1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
Net investment income                  0.003              0.010           0.022           0.055           0.052           0.046
Dividends from net
  investment income                   (0.003)            (0.010)         (0.022)         (0.055)         (0.052)         (0.046)
Distributions from net
  realized gain from
  investment activities                0.000@                --              --              --              --              --
Total dividends and
  distributions                       (0.003)            (0.010)         (0.022)         (0.055)         (0.052)         (0.046)
NET ASSET VALUE,
  END OF PERIOD            $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
TOTAL INVESTMENT RETURN(1)              0.25%              1.02%           2.25%           5.61%           5.29%           4.76%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)        $      15,392,445      $  21,832,875   $  22,768,982   $  22,609,036   $  15,821,189   $  13,446,140
Expenses to average
  net assets                            0.61%*             0.61%           0.60%           0.59%           0.59%           0.59%
Net investment income to
  average net assets                    0.48%*             1.02%           2.21%           5.42%           5.19%           4.64%
-------------------------------------------------------------------------------------------------------------------------------

@    Amount is less than 0.0005 per share.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA U.S. GOVERNMENT PORTFOLIO

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                              FOR THE SIX
                              MONTHS ENDED                                 FOR THE YEARS ENDED JUNE 30,
                           DECEMBER 31, 2003      -----------------------------------------------------------------------------
                              (UNAUDITED)             2003            2002            2001             2000            1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
Net investment income                  0.003              0.010           0.021           0.052           0.048           0.044
Dividends from net
  investment income                   (0.003)            (0.010)         (0.021)         (0.052)         (0.048)         (0.044)
NET ASSET VALUE,
  END OF PERIOD            $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
TOTAL INVESTMENT RETURN(1)              0.25%              1.00%           2.12%           5.31%           4.88%           4.45%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)        $       1,752,707      $   2,510,453   $   2,356,829   $   2,000,303   $   1,670,845   $   1,354,594
Expenses to average
  net assets                            0.57%*             0.56%           0.57%           0.57%           0.59%           0.60%
Net investment income to
  average net assets                    0.49%*             1.00%           2.06%           5.15%           4.81%           4.35%
-------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA TAX-FREE FUND INC.

Financial Highlights

Selected data for a share of common stock outstanding throughout period is presented below:

                              FOR THE SIX
                              MONTHS ENDED                                 FOR THE YEARS ENDED JUNE 30,
                           DECEMBER 31, 2003      -----------------------------------------------------------------------------
                              (UNAUDITED)             2003            2002            2001             2000            1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
Net investment income                  0.002              0.007           0.012           0.032           0.031           0.026
Dividends from net
  investment income                   (0.002)            (0.007)         (0.012)         (0.032)         (0.031)         (0.026)
NET ASSET VALUE,
  END OF PERIOD            $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
TOTAL INVESTMENT RETURN(1)              0.18%              0.67%           1.24%           3.28%           3.10%           2.67%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)        $       3,080,687      $   3,238,850   $   3,255,520   $   3,286,150   $   2,593,878   $   2,424,938
Expenses to average
  net assets                            0.61%*             0.63%           0.60%           0.59%           0.60%           0.59%
Net investment income to
  average net assets                    0.35%*             0.67%           1.23%           3.20%           3.06%           2.63%
-------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                              FOR THE SIX
                              MONTHS ENDED                                 FOR THE YEARS ENDED JUNE 30,
                           DECEMBER 31, 2003      -----------------------------------------------------------------------------
                              (UNAUDITED)             2003            2002            2001             2000            1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
Net investment income                  0.001              0.006           0.011           0.027           0.026           0.023
Dividends from net
  investment income                   (0.001)            (0.006)         (0.011)         (0.027)         (0.026)         (0.023)
NET ASSET VALUE,
  END OF PERIOD            $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
TOTAL INVESTMENT RETURN(1)              0.14%              0.60%           1.10%           2.75%           2.59%           2.31%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)        $         787,168      $     767,006   $     753,664   $     759,961   $     626,424   $     575,296
Expenses to average net
  assets, net of waivers
  from advisor(2)                       0.65%*             0.66%           0.65%           0.66%           0.65%           0.67%
Net investment income to
  average net assets,
  net of waivers
  from advisor(2)                       0.28%*             0.60%           1.09%           2.70%           2.56%           2.28%
-------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the periods ended December 31, 2003 and June 30, 2003, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA NEW YORK MUNICIPAL MONEY FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                              FOR THE SIX
                              MONTHS ENDED                                 FOR THE YEARS ENDED JUNE 30,
                           DECEMBER 31, 2003      -----------------------------------------------------------------------------
                              (UNAUDITED)             2003            2002            2001             2000            1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
  BEGINNING OF PERIOD      $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
Net investment income                  0.001              0.006           0.011           0.030           0.029           0.025
Dividends from net
  investment income                   (0.001)            (0.006)         (0.011)         (0.030)         (0.029)         (0.025)
NET ASSET VALUE,
  END OF PERIOD            $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
TOTAL INVESTMENT RETURN(1)              0.13%              0.62%           1.08%           3.04%           2.93%           2.50%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)        $         569,040      $     588,851   $     559,341   $     574,490   $     437,253   $     372,880
Expenses to average net
  assets, net of waivers
  from advisor(2)                       0.67%*             0.67%           0.68%           0.69%           0.67%           0.65%
Net investment income to
  average net assets,
  net of waivers
  from advisor(2)                       0.26%*             0.62%           1.07%           2.95%           2.90%           2.46%
-------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the periods ended December 31, 2003 and June 30, 2003, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA New Jersey Municipal Money Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                              FOR THE SIX
                              MONTHS ENDED                                 FOR THE YEARS ENDED JUNE 30,
                           DECEMBER 31, 2003      -----------------------------------------------------------------------------
                              (UNAUDITED)             2003            2002            2001             2000            1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
Net investment income                  0.001              0.005           0.010           0.028           0.027           0.022
Dividends from net
  investment income                   (0.001)            (0.005)         (0.010)         (0.028)         (0.027)         (0.022)
NET ASSET VALUE,
  END OF PERIOD            $            1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
TOTAL INVESTMENT RETURN(1)              0.08%              0.51%           0.97%           2.86%           2.72%           2.21%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)        $         145,075      $     161,854   $     128,500   $     102,162   $      93,276   $      62,972
Expenses to average net
  assets, net of waivers
  from advisor                          0.74%*             0.73%           0.77%           0.79%           0.78%           0.89%
Expenses to average
  net assets, before waivers
  from advisor                          0.76%*               --              --              --              --              --
Net investment income to
  average net assets,
  net of waivers
  from advisor                          0.16%*             0.50%           0.94%           2.77%           2.69%           2.18%
Net investment income to
  average net assets,
  before waivers
  from advisor                          0.14%*               --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

DIRECTORS/TRUSTEES

Brian M. Storms
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT
(TAXABLE FUNDS)

Debbie Baggett
VICE PRESIDENT
(TAX-FREE FUNDS)

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF A FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2004 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                           Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:   /s/ Joseph A. Varnas
      ---------------------
      Joseph A. Varnas
      President

Date: March 5, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph A. Varnas
      ---------------------
      Joseph A. Varnas
      President

Date: March 5, 2004
      -------------

By:   /s/ Paul H. Schubert
      --------------------
      Paul H. Schubert
      Treasurer

Date: March 5, 2004
      -------------